Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000092797
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Administrator Class
Trading Symbol	EIVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$77	0.71%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, driven by stock selection in information technology (IT). Investors’ narrow focus around artificial intelligence (AI) and preference for the more commoditized IT hardware and semiconductor stocks caused headwinds for our process, which focuses on companies with durable asset bases and sustainable free cash flow through a full cycle. We believe we can get better long-term returns through holdings that we expect to benefit from the surge in demand from the data center buildout and are positioned to profit as the AI cycle matures.

The Fund made minor changes to sector allocation, with an increase in IT while reducing exposure to financials. Alphabet, Inc., the parent of Google, was a large contributor. Management continues to invest in all layers of the cloud stack, which we expect to lead to significant return on invested capital. The largest detractor was Microsoft Corp. Despite continued momentum across Azure, AI workloads, and Copilot adoption, investor focus shifted toward elevated capital expenditure requirements, the pace of near-term margin expansion, and concerns over the terminal value of software.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Administrator Class	Russell 1000® Value Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,064	$10,077	$10,026
9/30/2016	$10,096	$10,056	$10,041
10/31/2016	$9,896	$9,900	$9,824
11/30/2016	$10,288	$10,466	$10,264
12/31/2016	$10,460	$10,727	$10,464
1/31/2017	$10,598	$10,804	$10,661
2/28/2017	$10,865	$11,192	$11,057
3/31/2017	$10,874	$11,078	$11,065
4/30/2017	$10,909	$11,057	$11,182
5/31/2017	$11,004	$11,047	$11,297
6/30/2017	$11,064	$11,227	$11,399
7/31/2017	$11,366	$11,376	$11,614
8/31/2017	$11,237	$11,244	$11,636
9/30/2017	$11,470	$11,577	$11,920
10/31/2017	$11,582	$11,661	$12,180
11/30/2017	$11,944	$12,018	$12,550
12/31/2017	$12,118	$12,193	$12,675
1/31/2018	$12,801	$12,665	$13,343
2/28/2018	$12,165	$12,060	$12,851
3/31/2018	$11,922	$11,848	$12,593
4/30/2018	$12,034	$11,887	$12,641
5/31/2018	$12,137	$11,958	$12,998
6/30/2018	$12,296	$11,987	$13,083
7/31/2018	$12,801	$12,462	$13,517
8/31/2018	$13,035	$12,646	$13,992
9/30/2018	$13,138	$12,671	$14,015
10/31/2018	$12,427	$12,015	$12,983
11/30/2018	$12,801	$12,373	$13,243
12/31/2018	$11,449	$11,185	$12,011
1/31/2019	$12,391	$12,056	$13,042
2/28/2019	$12,816	$12,441	$13,500
3/31/2019	$12,968	$12,520	$13,697
4/30/2019	$13,595	$12,964	$14,244
5/31/2019	$12,826	$12,131	$13,323
6/30/2019	$13,697	$13,002	$14,258
7/31/2019	$13,980	$13,109	$14,470
8/31/2019	$13,636	$12,724	$14,175
9/30/2019	$14,132	$13,178	$14,424
10/31/2019	$14,203	$13,362	$14,735
11/30/2019	$14,689	$13,775	$15,295
12/31/2019	$15,177	$14,154	$15,736
1/31/2020	$14,697	$13,850	$15,719
2/29/2020	$13,266	$12,508	$14,432
3/31/2020	$11,299	$10,371	$12,447
4/30/2020	$12,462	$11,537	$14,096
5/31/2020	$12,886	$11,932	$14,850
6/30/2020	$12,976	$11,853	$15,189
7/31/2020	$13,400	$12,321	$16,052
8/31/2020	$13,948	$12,831	$17,215
9/30/2020	$13,501	$12,516	$16,588
10/31/2020	$13,222	$12,351	$16,230
11/30/2020	$14,898	$14,012	$18,204
12/31/2020	$15,364	$14,550	$19,023
1/31/2021	$15,024	$14,416	$18,939
2/28/2021	$15,760	$15,288	$19,531
3/31/2021	$16,892	$16,187	$20,231
4/30/2021	$17,549	$16,835	$21,273
5/31/2021	$17,877	$17,228	$21,371
6/30/2021	$17,719	$17,030	$21,898
7/31/2021	$17,922	$17,166	$22,268
8/31/2021	$18,205	$17,507	$22,903
9/30/2021	$17,707	$16,898	$21,875
10/31/2021	$18,817	$17,756	$23,355
11/30/2021	$18,160	$17,130	$22,999
12/31/2021	$19,046	$18,210	$23,905
1/31/2022	$18,527	$17,786	$22,498
2/28/2022	$18,105	$17,580	$21,932
3/31/2022	$18,405	$18,076	$22,643
4/30/2022	$17,177	$17,057	$20,611
5/31/2022	$17,436	$17,388	$20,583
6/30/2022	$15,772	$15,869	$18,861
7/31/2022	$17,013	$16,921	$20,631
8/31/2022	$16,686	$16,417	$19,861
9/30/2022	$15,390	$14,977	$18,019
10/31/2022	$17,313	$16,513	$19,497
11/30/2022	$18,473	$17,545	$20,515
12/31/2022	$17,830	$16,838	$19,313
1/31/2023	$18,513	$17,710	$20,644
2/28/2023	$17,830	$17,086	$20,161
3/31/2023	$17,637	$17,007	$20,700
4/30/2023	$18,186	$17,263	$20,921
5/31/2023	$17,741	$16,598	$21,002
6/30/2023	$18,959	$17,700	$22,436
7/31/2023	$19,449	$18,323	$23,240
8/31/2023	$19,048	$17,828	$22,792
9/30/2023	$18,365	$17,140	$21,706
10/31/2023	$18,053	$16,535	$21,131
11/30/2023	$19,018	$17,783	$23,101
12/31/2023	$20,279	$18,768	$24,326
1/31/2024	$20,493	$18,787	$24,596
2/29/2024	$21,150	$19,480	$25,927
3/31/2024	$22,297	$20,454	$26,764
4/30/2024	$21,502	$19,581	$25,586
5/31/2024	$22,328	$20,201	$26,795
6/30/2024	$22,328	$20,011	$27,625
7/31/2024	$23,399	$21,034	$28,138
8/31/2024	$24,301	$21,598	$28,751
9/30/2024	$24,286	$21,898	$29,345
10/31/2024	$23,980	$21,657	$29,130
11/30/2024	$25,111	$23,040	$31,068
12/31/2024	$23,661	$21,464	$30,118
1/31/2025	$24,802	$22,458	$31,069
2/28/2025	$24,736	$22,549	$30,473
3/31/2025	$24,091	$21,923	$28,696
4/30/2025	$23,793	$21,255	$28,503
5/31/2025	$24,719	$22,001	$30,310
6/30/2025	$25,645	$22,753	$31,850
7/31/2025	$25,761	$22,884	$32,551
8/31/2025	$26,819	$23,613	$33,305
9/30/2025	$26,918	$23,966	$34,454
10/31/2025	$26,687	$24,072	$35,193
11/30/2025	$27,464	$24,711	$35,289
12/31/2025	$27,588	$24,879	$35,282
1/31/2026	$28,645	$26,014	$35,829
2/28/2026	$29,437	$26,689	$35,659
3/31/2026	$27,411	$25,401	$33,886
4/30/2026	$29,279	$27,473	$37,343
5/31/2026	$29,191	$28,282	$39,235
6/30/2026	$29,561	$28,917	$39,115
7/31/2026	$30,265	$30,022	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	17.49	11.05	11.71
Russell 1000® Value Index	31.19	11.83	11.62
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,035,255,436
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,182,799
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,035,255,436
# of portfolio holdings	44
Portfolio turnover rate	73%
Total advisory fees paid	$7,182,799

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	17.3
Financials	16.6
Industrials	15.0
Health care	12.6
Consumer discretionary	11.7
Consumer staples	6.0
Energy	5.8
Materials	4.2
Real estate	3.9
Utilities	3.8
Communication services	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	8.0
Apple, Inc.	4.3
Microsoft Corp.	3.8
NextEra Energy, Inc.	3.8
Canadian Pacific Kansas City Ltd.	3.6
Berkshire Hathaway, Inc. Class B	3.6
Capital One Financial Corp.	3.4
Eaton Corp. PLC	3.2
Labcorp Holdings, Inc.	3.2
Alphabet, Inc. Class C	3.1

Material Fund Change [Text Block]
C000089434
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Class A
Trading Symbol	EIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$88	0.81%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, driven by stock selection in information technology (IT). Investors’ narrow focus around artificial intelligence (AI) and preference for the more commoditized IT hardware and semiconductor stocks caused headwinds for our process, which focuses on companies with durable asset bases and sustainable free cash flow through a full cycle. We believe we can get better long-term returns through holdings that we expect to benefit from the surge in demand from the data center buildout and are positioned to profit as the AI cycle matures.

The Fund made minor changes to sector allocation, with an increase in IT while reducing exposure to financials. Alphabet, Inc., the parent of Google, was a large contributor. Management continues to invest in all layers of the cloud stack, which we expect to lead to significant return on invested capital. The largest detractor was Microsoft Corp. Despite continued momentum across Azure, AI workloads, and Copilot adoption, investor focus shifted toward elevated capital expenditure requirements, the pace of near-term margin expansion, and concerns over the terminal value of software.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 1000® Value Index	Russell 3000® Index
7/31/2016	$9,425	$10,000	$10,000
8/31/2016	$9,488	$10,077	$10,026
9/30/2016	$9,511	$10,056	$10,041
10/31/2016	$9,323	$9,900	$9,824
11/30/2016	$9,684	$10,466	$10,264
12/31/2016	$9,849	$10,727	$10,464
1/31/2017	$9,985	$10,804	$10,661
2/28/2017	$10,231	$11,192	$11,057
3/31/2017	$10,239	$11,078	$11,065
4/30/2017	$10,265	$11,057	$11,182
5/31/2017	$10,358	$11,047	$11,297
6/30/2017	$10,418	$11,227	$11,399
7/31/2017	$10,698	$11,376	$11,614
8/31/2017	$10,570	$11,244	$11,636
9/30/2017	$10,791	$11,577	$11,920
10/31/2017	$10,893	$11,661	$12,180
11/30/2017	$11,232	$12,018	$12,550
12/31/2017	$11,391	$12,193	$12,675
1/31/2018	$12,036	$12,665	$13,343
2/28/2018	$11,437	$12,060	$12,851
3/31/2018	$11,207	$11,848	$12,593
4/30/2018	$11,308	$11,887	$12,641
5/31/2018	$11,409	$11,958	$12,998
6/30/2018	$11,548	$11,987	$13,083
7/31/2018	$12,027	$12,462	$13,517
8/31/2018	$12,239	$12,646	$13,992
9/30/2018	$12,340	$12,671	$14,015
10/31/2018	$11,667	$12,015	$12,983
11/30/2018	$12,018	$12,373	$13,243
12/31/2018	$10,746	$11,185	$12,011
1/31/2019	$11,624	$12,056	$13,042
2/28/2019	$12,034	$12,441	$13,500
3/31/2019	$12,174	$12,520	$13,697
4/30/2019	$12,763	$12,964	$14,244
5/31/2019	$12,034	$12,131	$13,323
6/30/2019	$12,853	$13,002	$14,258
7/31/2019	$13,112	$13,109	$14,470
8/31/2019	$12,783	$12,724	$14,175
9/30/2019	$13,252	$13,178	$14,424
10/31/2019	$13,312	$13,362	$14,735
11/30/2019	$13,772	$13,775	$15,295
12/31/2019	$14,226	$14,154	$15,736
1/31/2020	$13,772	$13,850	$15,719
2/29/2020	$12,434	$12,508	$14,432
3/31/2020	$10,586	$10,371	$12,447
4/30/2020	$11,670	$11,537	$14,096
5/31/2020	$12,069	$11,932	$14,850
6/30/2020	$12,157	$11,853	$15,189
7/31/2020	$12,555	$12,321	$16,052
8/31/2020	$13,064	$12,831	$17,215
9/30/2020	$12,633	$12,516	$16,588
10/31/2020	$12,378	$12,351	$16,230
11/30/2020	$13,949	$14,012	$18,204
12/31/2020	$14,377	$14,550	$19,023
1/31/2021	$14,052	$14,416	$18,939
2/28/2021	$14,746	$15,288	$19,531
3/31/2021	$15,798	$16,187	$20,231
4/30/2021	$16,402	$16,835	$21,273
5/31/2021	$16,715	$17,228	$21,371
6/30/2021	$16,559	$17,030	$21,898
7/31/2021	$16,760	$17,166	$22,268
8/31/2021	$17,017	$17,507	$22,903
9/30/2021	$16,547	$16,898	$21,875
10/31/2021	$17,577	$17,756	$23,355
11/30/2021	$16,961	$17,130	$22,999
12/31/2021	$17,793	$18,210	$23,905
1/31/2022	$17,303	$17,786	$22,498
2/28/2022	$16,908	$17,580	$21,932
3/31/2022	$17,181	$18,076	$22,643
4/30/2022	$16,037	$17,057	$20,611
5/31/2022	$16,282	$17,388	$20,583
6/30/2022	$14,730	$15,869	$18,861
7/31/2022	$15,874	$16,921	$20,631
8/31/2022	$15,561	$16,417	$19,861
9/30/2022	$14,363	$14,977	$18,019
10/31/2022	$16,146	$16,513	$19,497
11/30/2022	$17,222	$17,545	$20,515
12/31/2022	$16,621	$16,838	$19,313
1/31/2023	$17,260	$17,710	$20,644
2/28/2023	$16,621	$17,086	$20,161
3/31/2023	$16,442	$17,007	$20,700
4/30/2023	$16,948	$17,263	$20,921
5/31/2023	$16,531	$16,598	$21,002
6/30/2023	$17,662	$17,700	$22,436
7/31/2023	$18,123	$18,323	$23,240
8/31/2023	$17,736	$17,828	$22,792
9/30/2023	$17,112	$17,140	$21,706
10/31/2023	$16,799	$16,535	$21,131
11/30/2023	$17,707	$17,783	$23,101
12/31/2023	$18,879	$18,768	$24,326
1/31/2024	$19,078	$18,787	$24,596
2/29/2024	$19,691	$19,480	$25,927
3/31/2024	$20,747	$20,454	$26,764
4/30/2024	$20,012	$19,581	$25,586
5/31/2024	$20,778	$20,201	$26,795
6/30/2024	$20,763	$20,011	$27,625
7/31/2024	$21,758	$21,034	$28,138
8/31/2024	$22,600	$21,598	$28,751
9/30/2024	$22,585	$21,898	$29,345
10/31/2024	$22,294	$21,657	$29,130
11/30/2024	$23,350	$23,040	$31,068
12/31/2024	$22,007	$21,464	$30,118
1/31/2025	$23,072	$22,458	$31,069
2/28/2025	$22,989	$22,549	$30,473
3/31/2025	$22,406	$21,923	$28,696
4/30/2025	$22,106	$21,255	$28,503
5/31/2025	$22,972	$22,001	$30,310
6/30/2025	$23,821	$22,753	$31,850
7/31/2025	$23,921	$22,884	$32,551
8/31/2025	$24,920	$23,613	$33,305
9/30/2025	$25,003	$23,966	$34,454
10/31/2025	$24,787	$24,072	$35,193
11/30/2025	$25,519	$24,711	$35,289
12/31/2025	$25,627	$24,879	$35,282
1/31/2026	$26,590	$26,014	$35,829
2/28/2026	$27,320	$26,689	$35,659
3/31/2026	$25,467	$25,401	$33,886
4/30/2026	$27,178	$27,473	$37,343
5/31/2026	$27,089	$28,282	$39,235
6/30/2026	$27,445	$28,917	$39,115
7/31/2026	$28,087	$30,022	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	17.41	10.88	11.54
Class A with Load	10.66	9.57	10.88
Russell 1000® Value Index	31.19	11.83	11.62
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,035,255,436
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,182,799
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,035,255,436
# of portfolio holdings	44
Portfolio turnover rate	73%
Total advisory fees paid	$7,182,799

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	17.3
Financials	16.6
Industrials	15.0
Health care	12.6
Consumer discretionary	11.7
Consumer staples	6.0
Energy	5.8
Materials	4.2
Real estate	3.9
Utilities	3.8
Communication services	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	8.0
Apple, Inc.	4.3
Microsoft Corp.	3.8
NextEra Energy, Inc.	3.8
Canadian Pacific Kansas City Ltd.	3.6
Berkshire Hathaway, Inc. Class B	3.6
Capital One Financial Corp.	3.4
Eaton Corp. PLC	3.2
Labcorp Holdings, Inc.	3.2
Alphabet, Inc. Class C	3.1

Material Fund Change [Text Block]
C000089437
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	EIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, driven by stock selection in information technology (IT). Investors’ narrow focus around artificial intelligence (AI) and preference for the more commoditized IT hardware and semiconductor stocks caused headwinds for our process, which focuses on companies with durable asset bases and sustainable free cash flow through a full cycle. We believe we can get better long-term returns through holdings that we expect to benefit from the surge in demand from the data center buildout and are positioned to profit as the AI cycle matures.

The Fund made minor changes to sector allocation, with an increase in IT while reducing exposure to financials. Alphabet, Inc., the parent of Google, was a large contributor. Management continues to invest in all layers of the cloud stack, which we expect to lead to significant return on invested capital. The largest detractor was Microsoft Corp. Despite continued momentum across Azure, AI workloads, and Copilot adoption, investor focus shifted toward elevated capital expenditure requirements, the pace of near-term margin expansion, and concerns over the terminal value of software.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 1000® Value Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,066	$10,077	$10,026
9/30/2016	$10,099	$10,056	$10,041
10/31/2016	$9,901	$9,900	$9,824
11/30/2016	$10,290	$10,466	$10,264
12/31/2016	$10,463	$10,727	$10,464
1/31/2017	$10,607	$10,804	$10,661
2/28/2017	$10,885	$11,192	$11,057
3/31/2017	$10,894	$11,078	$11,065
4/30/2017	$10,921	$11,057	$11,182
5/31/2017	$11,020	$11,047	$11,297
6/30/2017	$11,092	$11,227	$11,399
7/31/2017	$11,388	$11,376	$11,614
8/31/2017	$11,262	$11,244	$11,636
9/30/2017	$11,496	$11,577	$11,920
10/31/2017	$11,613	$11,661	$12,180
11/30/2017	$11,981	$12,018	$12,550
12/31/2017	$12,159	$12,193	$12,675
1/31/2018	$12,845	$12,665	$13,343
2/28/2018	$12,208	$12,060	$12,851
3/31/2018	$11,964	$11,848	$12,593
4/30/2018	$12,081	$11,887	$12,641
5/31/2018	$12,189	$11,958	$12,998
6/30/2018	$12,345	$11,987	$13,083
7/31/2018	$12,864	$12,462	$13,517
8/31/2018	$13,099	$12,646	$13,992
9/30/2018	$13,197	$12,671	$14,015
10/31/2018	$12,492	$12,015	$12,983
11/30/2018	$12,874	$12,373	$13,243
12/31/2018	$11,512	$11,185	$12,011
1/31/2019	$12,460	$12,056	$13,042
2/28/2019	$12,897	$12,441	$13,500
3/31/2019	$13,057	$12,520	$13,697
4/30/2019	$13,685	$12,964	$14,244
5/31/2019	$12,918	$12,131	$13,323
6/30/2019	$13,791	$13,002	$14,258
7/31/2019	$14,079	$13,109	$14,470
8/31/2019	$13,727	$12,724	$14,175
9/30/2019	$14,239	$13,178	$14,424
10/31/2019	$14,313	$13,362	$14,735
11/30/2019	$14,803	$13,775	$15,295
12/31/2019	$15,298	$14,154	$15,736
1/31/2020	$14,813	$13,850	$15,719
2/29/2020	$13,381	$12,508	$14,432
3/31/2020	$11,394	$10,371	$12,447
4/30/2020	$12,565	$11,537	$14,096
5/31/2020	$13,003	$11,932	$14,850
6/30/2020	$13,097	$11,853	$15,189
7/31/2020	$13,535	$12,321	$16,052
8/31/2020	$14,080	$12,831	$17,215
9/30/2020	$13,630	$12,516	$16,588
10/31/2020	$13,358	$12,351	$16,230
11/30/2020	$15,050	$14,012	$18,204
12/31/2020	$15,520	$14,550	$19,023
1/31/2021	$15,172	$14,416	$18,939
2/28/2021	$15,929	$15,288	$19,531
3/31/2021	$17,082	$16,187	$20,231
4/30/2021	$17,742	$16,835	$21,273
5/31/2021	$18,067	$17,228	$21,371
6/30/2021	$17,911	$17,030	$21,898
7/31/2021	$18,139	$17,166	$22,268
8/31/2021	$18,415	$17,507	$22,903
9/30/2021	$17,923	$16,898	$21,875
10/31/2021	$19,040	$17,756	$23,355
11/30/2021	$18,379	$17,130	$22,999
12/31/2021	$19,274	$18,210	$23,905
1/31/2022	$18,762	$17,786	$22,498
2/28/2022	$18,337	$17,580	$21,932
3/31/2022	$18,645	$18,076	$22,643
4/30/2022	$17,400	$17,057	$20,611
5/31/2022	$17,678	$17,388	$20,583
6/30/2022	$15,994	$15,869	$18,861
7/31/2022	$17,239	$16,921	$20,631
8/31/2022	$16,916	$16,417	$19,861
9/30/2022	$15,613	$14,977	$18,019
10/31/2022	$17,561	$16,513	$19,497
11/30/2022	$18,732	$17,545	$20,515
12/31/2022	$18,084	$16,838	$19,313
1/31/2023	$18,791	$17,710	$20,644
2/28/2023	$18,100	$17,086	$20,161
3/31/2023	$17,907	$17,007	$20,700
4/30/2023	$18,485	$17,263	$20,921
5/31/2023	$18,036	$16,598	$21,002
6/30/2023	$19,272	$17,700	$22,436
7/31/2023	$19,770	$18,323	$23,240
8/31/2023	$19,353	$17,828	$22,792
9/30/2023	$18,678	$17,140	$21,706
10/31/2023	$18,341	$16,535	$21,131
11/30/2023	$19,353	$17,783	$23,101
12/31/2023	$20,631	$18,768	$24,326
1/31/2024	$20,847	$18,787	$24,596
2/29/2024	$21,527	$19,480	$25,927
3/31/2024	$22,688	$20,454	$26,764
4/30/2024	$21,892	$19,581	$25,586
5/31/2024	$22,738	$20,201	$26,795
6/30/2024	$22,738	$20,011	$27,625
7/31/2024	$23,816	$21,034	$28,138
8/31/2024	$24,744	$21,598	$28,751
9/30/2024	$24,744	$21,898	$29,345
10/31/2024	$24,429	$21,657	$29,130
11/30/2024	$25,590	$23,040	$31,068
12/31/2024	$24,124	$21,464	$30,118
1/31/2025	$25,299	$22,458	$31,069
2/28/2025	$25,208	$22,549	$30,473
3/31/2025	$24,576	$21,923	$28,696
4/30/2025	$24,269	$21,255	$28,503
5/31/2025	$25,208	$22,001	$30,310
6/30/2025	$26,166	$22,753	$31,850
7/31/2025	$26,274	$22,884	$32,551
8/31/2025	$27,377	$23,613	$33,305
9/30/2025	$27,467	$23,966	$34,454
10/31/2025	$27,232	$24,072	$35,193
11/30/2025	$28,045	$24,711	$35,289
12/31/2025	$28,176	$24,879	$35,282
1/31/2026	$29,242	$26,014	$35,829
2/28/2026	$30,057	$26,689	$35,659
3/31/2026	$28,020	$25,401	$33,886
4/30/2026	$29,921	$27,473	$37,343
5/31/2026	$29,824	$28,282	$39,235
6/30/2026	$30,212	$28,917	$39,115
7/31/2026	$30,949	$30,022	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	17.79	11.28	11.96
Russell 1000® Value Index	31.19	11.83	11.62
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,035,255,436
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,182,799
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,035,255,436
# of portfolio holdings	44
Portfolio turnover rate	73%
Total advisory fees paid	$7,182,799

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	17.3
Financials	16.6
Industrials	15.0
Health care	12.6
Consumer discretionary	11.7
Consumer staples	6.0
Energy	5.8
Materials	4.2
Real estate	3.9
Utilities	3.8
Communication services	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	8.0
Apple, Inc.	4.3
Microsoft Corp.	3.8
NextEra Energy, Inc.	3.8
Canadian Pacific Kansas City Ltd.	3.6
Berkshire Hathaway, Inc. Class B	3.6
Capital One Financial Corp.	3.4
Eaton Corp. PLC	3.2
Labcorp Holdings, Inc.	3.2
Alphabet, Inc. Class C	3.1

Material Fund Change [Text Block]
C000120088
Shareholder Report [Line Items]
Fund Name	Special Large Cap Value Fund
Class Name	Class R6
Trading Symbol	EIVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$44	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, driven by stock selection in information technology (IT). Investors’ narrow focus around artificial intelligence (AI) and preference for the more commoditized IT hardware and semiconductor stocks caused headwinds for our process, which focuses on companies with durable asset bases and sustainable free cash flow through a full cycle. We believe we can get better long-term returns through holdings that we expect to benefit from the surge in demand from the data center buildout and are positioned to profit as the AI cycle matures.

The Fund made minor changes to sector allocation, with an increase in IT while reducing exposure to financials. Alphabet, Inc., the parent of Google, was a large contributor. Management continues to invest in all layers of the cloud stack, which we expect to lead to significant return on invested capital. The largest detractor was Microsoft Corp. Despite continued momentum across Azure, AI workloads, and Copilot adoption, investor focus shifted toward elevated capital expenditure requirements, the pace of near-term margin expansion, and concerns over the terminal value of software.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 1000® Value Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,067	$10,077	$10,026
9/30/2016	$10,101	$10,056	$10,041
10/31/2016	$9,899	$9,900	$9,824
11/30/2016	$10,294	$10,466	$10,264
12/31/2016	$10,472	$10,727	$10,464
1/31/2017	$10,618	$10,804	$10,661
2/28/2017	$10,892	$11,192	$11,057
3/31/2017	$10,901	$11,078	$11,065
4/30/2017	$10,928	$11,057	$11,182
5/31/2017	$11,029	$11,047	$11,297
6/30/2017	$11,093	$11,227	$11,399
7/31/2017	$11,403	$11,376	$11,614
8/31/2017	$11,266	$11,244	$11,636
9/30/2017	$11,504	$11,577	$11,920
10/31/2017	$11,622	$11,661	$12,180
11/30/2017	$11,987	$12,018	$12,550
12/31/2017	$12,173	$12,193	$12,675
1/31/2018	$12,851	$12,665	$13,343
2/28/2018	$12,223	$12,060	$12,851
3/31/2018	$11,974	$11,848	$12,593
4/30/2018	$12,094	$11,887	$12,641
5/31/2018	$12,203	$11,958	$12,998
6/30/2018	$12,363	$11,987	$13,083
7/31/2018	$12,881	$12,462	$13,517
8/31/2018	$13,111	$12,646	$13,992
9/30/2018	$13,320	$12,671	$14,015
10/31/2018	$12,602	$12,015	$12,983
11/30/2018	$12,981	$12,373	$13,243
12/31/2018	$11,612	$11,185	$12,011
1/31/2019	$12,569	$12,056	$13,042
2/28/2019	$13,009	$12,441	$13,500
3/31/2019	$13,174	$12,520	$13,697
4/30/2019	$13,822	$12,964	$14,244
5/31/2019	$13,042	$12,131	$13,323
6/30/2019	$13,921	$13,002	$14,258
7/31/2019	$14,218	$13,109	$14,470
8/31/2019	$13,866	$12,724	$14,175
9/30/2019	$14,383	$13,178	$14,424
10/31/2019	$14,449	$13,362	$14,735
11/30/2019	$14,944	$13,775	$15,295
12/31/2019	$15,456	$14,154	$15,736
1/31/2020	$14,954	$13,850	$15,719
2/29/2020	$13,508	$12,508	$14,432
3/31/2020	$11,500	$10,371	$12,447
4/30/2020	$12,688	$11,537	$14,096
5/31/2020	$13,129	$11,932	$14,850
6/30/2020	$13,227	$11,853	$15,189
7/31/2020	$13,668	$12,321	$16,052
8/31/2020	$14,231	$12,831	$17,215
9/30/2020	$13,766	$12,516	$16,588
10/31/2020	$13,484	$12,351	$16,230
11/30/2020	$15,199	$14,012	$18,204
12/31/2020	$15,685	$14,550	$19,023
1/31/2021	$15,336	$14,416	$18,939
2/28/2021	$16,095	$15,288	$19,531
3/31/2021	$17,252	$16,187	$20,231
4/30/2021	$17,923	$16,835	$21,273
5/31/2021	$18,259	$17,228	$21,371
6/30/2021	$18,098	$17,030	$21,898
7/31/2021	$18,321	$17,166	$22,268
8/31/2021	$18,608	$17,507	$22,903
9/30/2021	$18,110	$16,898	$21,875
10/31/2021	$19,242	$17,756	$23,355
11/30/2021	$18,570	$17,130	$22,999
12/31/2021	$19,492	$18,210	$23,905
1/31/2022	$18,957	$17,786	$22,498
2/28/2022	$18,530	$17,580	$21,932
3/31/2022	$18,835	$18,076	$22,643
4/30/2022	$17,584	$17,057	$20,611
5/31/2022	$17,858	$17,388	$20,583
6/30/2022	$16,164	$15,869	$18,861
7/31/2022	$17,431	$16,921	$20,631
8/31/2022	$17,095	$16,417	$19,861
9/30/2022	$15,783	$14,977	$18,019
10/31/2022	$17,752	$16,513	$19,497
11/30/2022	$18,942	$17,545	$20,515
12/31/2022	$18,282	$16,838	$19,313
1/31/2023	$19,004	$17,710	$20,644
2/28/2023	$18,299	$17,086	$20,161
3/31/2023	$18,114	$17,007	$20,700
4/30/2023	$18,685	$17,263	$20,921
5/31/2023	$18,232	$16,598	$21,002
6/30/2023	$19,474	$17,700	$22,436
7/31/2023	$19,978	$18,323	$23,240
8/31/2023	$19,575	$17,828	$22,792
9/30/2023	$18,887	$17,140	$21,706
10/31/2023	$18,551	$16,535	$21,131
11/30/2023	$19,558	$17,783	$23,101
12/31/2023	$20,865	$18,768	$24,326
1/31/2024	$21,091	$18,787	$24,596
2/29/2024	$21,768	$19,480	$25,927
3/31/2024	$22,966	$20,454	$26,764
4/30/2024	$22,132	$19,581	$25,586
5/31/2024	$23,000	$20,201	$26,795
6/30/2024	$23,000	$20,011	$27,625
7/31/2024	$24,094	$21,034	$28,138
8/31/2024	$25,049	$21,598	$28,751
9/30/2024	$25,031	$21,898	$29,345
10/31/2024	$24,736	$21,657	$29,130
11/30/2024	$25,899	$23,040	$31,068
12/31/2024	$24,423	$21,464	$30,118
1/31/2025	$25,600	$22,458	$31,069
2/28/2025	$25,524	$22,549	$30,473
3/31/2025	$24,879	$21,923	$28,696
4/30/2025	$24,575	$21,255	$28,503
5/31/2025	$25,543	$22,001	$30,310
6/30/2025	$26,493	$22,753	$31,850
7/31/2025	$26,626	$22,884	$32,551
8/31/2025	$27,727	$23,613	$33,305
9/30/2025	$27,822	$23,966	$34,454
10/31/2025	$27,595	$24,072	$35,193
11/30/2025	$28,411	$24,711	$35,289
12/31/2025	$28,557	$24,879	$35,282
1/31/2026	$29,641	$26,014	$35,829
2/28/2026	$30,480	$26,689	$35,659
3/31/2026	$28,393	$25,401	$33,886
4/30/2026	$30,316	$27,473	$37,343
5/31/2026	$30,234	$28,282	$39,235
6/30/2026	$30,643	$28,917	$39,115
7/31/2026	$31,380	$30,022	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	17.85	11.36	12.12
Russell 1000® Value Index	31.19	11.83	11.62
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,035,255,436
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,182,799
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,035,255,436
# of portfolio holdings	44
Portfolio turnover rate	73%
Total advisory fees paid	$7,182,799

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	17.3
Financials	16.6
Industrials	15.0
Health care	12.6
Consumer discretionary	11.7
Consumer staples	6.0
Energy	5.8
Materials	4.2
Real estate	3.9
Utilities	3.8
Communication services	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Amazon.com, Inc.	8.0
Apple, Inc.	4.3
Microsoft Corp.	3.8
NextEra Energy, Inc.	3.8
Canadian Pacific Kansas City Ltd.	3.6
Berkshire Hathaway, Inc. Class B	3.6
Capital One Financial Corp.	3.4
Eaton Corp. PLC	3.2
Labcorp Holdings, Inc.	3.2
Alphabet, Inc. Class C	3.1

Material Fund Change [Text Block]
C000089477
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Class A
Trading Symbol	EVSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$89	0.81%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. Over the period, the U.S. equity market advanced. Domestic small-cap stocks outperformed domestic large-cap stocks.

Changes to the Fund’s portfolio were minimal. Characteristics that we typically favor include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection contributed to relative performance, adding value in 8 of 11 sectors. This was primarily due to strong stock selection within financials, information technology, and materials.

The largest individual contributors were KLA Corp., Valero Energy Corp., and Western Digital Corp. A slight underweight to consumer discretionary contributed to relative performance. However, variations in sector weights versus the index were relatively small.

Weak stock selection within communication services, health care, and utilities detracted from relative performance. The three largest individual detractors were the Fund’s underweights to Intel Corp. and Sandisk Corp. and an overweight to Veeva Systems, Inc.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	S&P 500 Index
7/31/2016	$9,428	$10,000
8/31/2016	$9,421	$10,014
9/30/2016	$9,408	$10,016
10/31/2016	$9,246	$9,833
11/30/2016	$9,649	$10,197
12/31/2016	$9,848	$10,399
1/31/2017	$9,981	$10,596
2/28/2017	$10,361	$11,017
3/31/2017	$10,347	$11,030
4/30/2017	$10,421	$11,143
5/31/2017	$10,554	$11,300
6/30/2017	$10,647	$11,370
7/31/2017	$10,854	$11,604
8/31/2017	$10,920	$11,640
9/30/2017	$11,153	$11,880
10/31/2017	$11,413	$12,157
11/30/2017	$11,772	$12,530
12/31/2017	$11,864	$12,669
1/31/2018	$12,475	$13,395
2/28/2018	$11,996	$12,901
3/31/2018	$11,641	$12,573
4/30/2018	$11,655	$12,621
5/31/2018	$11,871	$12,925
6/30/2018	$11,885	$13,005
7/31/2018	$12,294	$13,489
8/31/2018	$12,649	$13,928
9/30/2018	$12,663	$14,008
10/31/2018	$11,746	$13,050
11/30/2018	$11,961	$13,316
12/31/2018	$10,866	$12,114
1/31/2019	$11,712	$13,085
2/28/2019	$12,046	$13,505
3/31/2019	$12,239	$13,767
4/30/2019	$12,669	$14,324
5/31/2019	$11,771	$13,414
6/30/2019	$12,624	$14,360
7/31/2019	$12,825	$14,566
8/31/2019	$12,535	$14,335
9/30/2019	$12,817	$14,603
10/31/2019	$13,077	$14,920
11/30/2019	$13,574	$15,461
12/31/2019	$13,979	$15,928
1/31/2020	$13,816	$15,922
2/29/2020	$12,671	$14,611
3/31/2020	$11,192	$12,806
4/30/2020	$12,648	$14,448
5/31/2020	$13,205	$15,136
6/30/2020	$13,445	$15,437
7/31/2020	$14,103	$16,308
8/31/2020	$15,132	$17,480
9/30/2020	$14,521	$16,816
10/31/2020	$14,141	$16,369
11/30/2020	$15,659	$18,160
12/31/2020	$16,217	$18,859
1/31/2021	$16,132	$18,668
2/28/2021	$16,607	$19,183
3/31/2021	$17,487	$20,023
4/30/2021	$18,385	$21,092
5/31/2021	$18,487	$21,239
6/30/2021	$18,893	$21,735
7/31/2021	$19,283	$22,251
8/31/2021	$19,918	$22,928
9/30/2021	$18,952	$21,861
10/31/2021	$20,316	$23,393
11/30/2021	$20,214	$23,231
12/31/2021	$21,150	$24,272
1/31/2022	$20,159	$23,016
2/28/2022	$19,636	$22,327
3/31/2022	$20,333	$23,156
4/30/2022	$18,681	$21,137
5/31/2022	$18,745	$21,175
6/30/2022	$17,093	$19,427
7/31/2022	$18,589	$21,219
8/31/2022	$17,827	$20,353
9/30/2022	$16,212	$18,479
10/31/2022	$17,524	$19,975
11/30/2022	$18,433	$21,091
12/31/2022	$17,318	$19,876
1/31/2023	$18,460	$21,125
2/28/2023	$18,083	$20,610
3/31/2023	$18,638	$21,366
4/30/2023	$18,785	$21,700
5/31/2023	$18,984	$21,794
6/30/2023	$20,367	$23,234
7/31/2023	$21,006	$23,980
8/31/2023	$20,618	$23,599
9/30/2023	$19,738	$22,473
10/31/2023	$19,288	$22,001
11/30/2023	$20,880	$24,010
12/31/2023	$21,809	$25,101
1/31/2024	$22,302	$25,523
2/29/2024	$23,644	$26,886
3/31/2024	$24,516	$27,751
4/30/2024	$23,507	$26,617
5/31/2024	$24,803	$27,937
6/30/2024	$25,709	$28,939
7/31/2024	$25,950	$29,292
8/31/2024	$26,558	$30,002
9/30/2024	$27,086	$30,643
10/31/2024	$27,006	$30,365
11/30/2024	$28,726	$32,148
12/31/2024	$28,185	$31,381
1/31/2025	$29,089	$32,255
2/28/2025	$28,478	$31,834
3/31/2025	$26,732	$30,041
4/30/2025	$26,854	$29,837
5/31/2025	$28,588	$31,715
6/30/2025	$29,980	$33,328
7/31/2025	$30,652	$34,076
8/31/2025	$31,299	$34,766
9/30/2025	$32,593	$36,035
10/31/2025	$33,338	$36,879
11/30/2025	$33,412	$36,970
12/31/2025	$33,444	$36,992
1/31/2026	$33,895	$37,529
2/28/2026	$33,560	$37,243
3/31/2026	$32,116	$35,389
4/30/2026	$35,404	$39,102
5/31/2026	$37,273	$41,160
6/30/2026	$37,183	$40,768
7/31/2026	$36,977	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	20.63	13.91	14.64
Class A with Load	13.70	12.57	13.97
S&P 500 Index	19.56	12.86	15.08

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,104,560,275
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 5,249,422
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,104,560,275
# of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$5,249,422

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	36.6
Financials	13.0
Communication services	9.7
Health care	9.1
Consumer discretionary	9.0
Industrials	8.0
Consumer staples	4.8
Energy	3.4
Materials	2.4
Utilities	2.2
Real estate	1.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.9
Microsoft Corp.	5.3
Amazon.com, Inc.	4.0
Broadcom, Inc.	3.4
Alphabet, Inc. Class C	3.1
Alphabet, Inc. Class A	2.9
Meta Platforms, Inc. Class A	2.1
Micron Technology, Inc.	1.4
Eli Lilly & Co.	1.4

Material Fund Change [Text Block]
C000089478
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Class C
Trading Symbol	EVSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$173	1.57%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. Over the period, the U.S. equity market advanced. Domestic small-cap stocks outperformed domestic large-cap stocks.

Changes to the Fund’s portfolio were minimal. Characteristics that we typically favor include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection contributed to relative performance, adding value in 8 of 11 sectors. This was primarily due to strong stock selection within financials, information technology, and materials.

The largest individual contributors were KLA Corp., Valero Energy Corp., and Western Digital Corp. A slight underweight to consumer discretionary contributed to relative performance. However, variations in sector weights versus the index were relatively small.

Weak stock selection within communication services, health care, and utilities detracted from relative performance. The three largest individual detractors were the Fund’s underweights to Intel Corp. and Sandisk Corp. and an overweight to Veeva Systems, Inc.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$9,985	$10,014
9/30/2016	$9,970	$10,016
10/31/2016	$9,792	$9,833
11/30/2016	$10,216	$10,197
12/31/2016	$10,416	$10,399
1/31/2017	$10,546	$10,596
2/28/2017	$10,948	$11,017
3/31/2017	$10,925	$11,030
4/30/2017	$10,994	$11,143
5/31/2017	$11,131	$11,300
6/30/2017	$11,214	$11,370
7/31/2017	$11,427	$11,604
8/31/2017	$11,488	$11,640
9/30/2017	$11,731	$11,880
10/31/2017	$11,997	$12,157
11/30/2017	$12,369	$12,530
12/31/2017	$12,450	$12,669
1/31/2018	$13,090	$13,395
2/28/2018	$12,577	$12,901
3/31/2018	$12,198	$12,573
4/30/2018	$12,206	$12,621
5/31/2018	$12,419	$12,925
6/30/2018	$12,435	$13,005
7/31/2018	$12,845	$13,489
8/31/2018	$13,216	$13,928
9/30/2018	$13,216	$14,008
10/31/2018	$12,253	$13,050
11/30/2018	$12,466	$13,316
12/31/2018	$11,325	$12,114
1/31/2019	$12,190	$13,085
2/28/2019	$12,534	$13,505
3/31/2019	$12,727	$13,767
4/30/2019	$13,172	$14,324
5/31/2019	$12,224	$13,414
6/30/2019	$13,105	$14,360
7/31/2019	$13,307	$14,566
8/31/2019	$12,996	$14,335
9/30/2019	$13,282	$14,603
10/31/2019	$13,533	$14,920
11/30/2019	$14,046	$15,461
12/31/2019	$14,455	$15,928
1/31/2020	$14,281	$15,922
2/29/2020	$13,090	$14,611
3/31/2020	$11,552	$12,806
4/30/2020	$13,047	$14,448
5/31/2020	$13,612	$15,136
6/30/2020	$13,847	$15,437
7/31/2020	$14,516	$16,308
8/31/2020	$15,576	$17,480
9/30/2020	$14,933	$16,816
10/31/2020	$14,533	$16,369
11/30/2020	$16,081	$18,160
12/31/2020	$16,654	$18,859
1/31/2021	$16,559	$18,668
2/28/2021	$17,033	$19,183
3/31/2021	$17,923	$20,023
4/30/2021	$18,832	$21,092
5/31/2021	$18,917	$21,239
6/30/2021	$19,324	$21,735
7/31/2021	$19,712	$22,251
8/31/2021	$20,346	$22,928
9/30/2021	$19,343	$21,861
10/31/2021	$20,725	$23,393
11/30/2021	$20,611	$23,231
12/31/2021	$21,555	$24,272
1/31/2022	$20,528	$23,016
2/28/2022	$19,984	$22,327
3/31/2022	$20,682	$23,156
4/30/2022	$18,988	$21,137
5/31/2022	$19,039	$21,175
6/30/2022	$17,355	$19,427
7/31/2022	$18,864	$21,219
8/31/2022	$18,074	$20,353
9/30/2022	$16,431	$18,479
10/31/2022	$17,745	$19,975
11/30/2022	$18,659	$21,091
12/31/2022	$17,524	$19,876
1/31/2023	$18,655	$21,125
2/28/2023	$18,266	$20,610
3/31/2023	$18,808	$21,366
4/30/2023	$18,961	$21,700
5/31/2023	$19,138	$21,794
6/30/2023	$20,516	$23,234
7/31/2023	$21,151	$23,980
8/31/2023	$20,751	$23,599
9/30/2023	$19,856	$22,473
10/31/2023	$19,385	$22,001
11/30/2023	$20,975	$24,010
12/31/2023	$21,893	$25,101
1/31/2024	$22,371	$25,523
2/29/2024	$23,703	$26,886
3/31/2024	$24,557	$27,751
4/30/2024	$23,535	$26,617
5/31/2024	$24,828	$27,937
6/30/2024	$25,708	$28,939
7/31/2024	$25,941	$29,292
8/31/2024	$26,548	$30,002
9/30/2024	$27,076	$30,643
10/31/2024	$26,996	$30,365
11/30/2024	$28,716	$32,148
12/31/2024	$28,175	$31,381
1/31/2025	$29,078	$32,255
2/28/2025	$28,468	$31,834
3/31/2025	$26,722	$30,041
4/30/2025	$26,844	$29,837
5/31/2025	$28,577	$31,715
6/30/2025	$29,969	$33,328
7/31/2025	$30,640	$34,076
8/31/2025	$31,287	$34,766
9/30/2025	$32,581	$36,035
10/31/2025	$33,326	$36,879
11/30/2025	$33,399	$36,970
12/31/2025	$33,432	$36,992
1/31/2026	$33,883	$37,529
2/28/2026	$33,548	$37,243
3/31/2026	$32,104	$35,389
4/30/2026	$35,391	$39,102
5/31/2026	$37,259	$41,160
6/30/2026	$37,169	$40,768
7/31/2026	$36,963	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	19.76	13.06	13.97
Class C with Load	18.76	13.06	13.97
S&P 500 Index	19.56	12.86	15.08

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,104,560,275
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 5,249,422
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,104,560,275
# of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$5,249,422

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	36.6
Financials	13.0
Communication services	9.7
Health care	9.1
Consumer discretionary	9.0
Industrials	8.0
Consumer staples	4.8
Energy	3.4
Materials	2.4
Utilities	2.2
Real estate	1.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.9
Microsoft Corp.	5.3
Amazon.com, Inc.	4.0
Broadcom, Inc.	3.4
Alphabet, Inc. Class C	3.1
Alphabet, Inc. Class A	2.9
Meta Platforms, Inc. Class A	2.1
Micron Technology, Inc.	1.4
Eli Lilly & Co.	1.4

Material Fund Change [Text Block]
C000163729
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Class R6
Trading Symbol	EVSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$44	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. Over the period, the U.S. equity market advanced. Domestic small-cap stocks outperformed domestic large-cap stocks.

Changes to the Fund’s portfolio were minimal. Characteristics that we typically favor include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection contributed to relative performance, adding value in 8 of 11 sectors. This was primarily due to strong stock selection within financials, information technology, and materials.

The largest individual contributors were KLA Corp., Valero Energy Corp., and Western Digital Corp. A slight underweight to consumer discretionary contributed to relative performance. However, variations in sector weights versus the index were relatively small.

Weak stock selection within communication services, health care, and utilities detracted from relative performance. The three largest individual detractors were the Fund’s underweights to Intel Corp. and Sandisk Corp. and an overweight to Veeva Systems, Inc.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$9,993	$10,014
9/30/2016	$9,987	$10,016
10/31/2016	$9,818	$9,833
11/30/2016	$10,249	$10,197
12/31/2016	$10,463	$10,399
1/31/2017	$10,601	$10,596
2/28/2017	$11,016	$11,017
3/31/2017	$11,002	$11,030
4/30/2017	$11,085	$11,143
5/31/2017	$11,231	$11,300
6/30/2017	$11,327	$11,370
7/31/2017	$11,556	$11,604
8/31/2017	$11,632	$11,640
9/30/2017	$11,888	$11,880
10/31/2017	$12,164	$12,157
11/30/2017	$12,558	$12,530
12/31/2017	$12,656	$12,669
1/31/2018	$13,314	$13,395
2/28/2018	$12,801	$12,901
3/31/2018	$12,432	$12,573
4/30/2018	$12,453	$12,621
5/31/2018	$12,685	$12,925
6/30/2018	$12,707	$13,005
7/31/2018	$13,148	$13,489
8/31/2018	$13,532	$13,928
9/30/2018	$13,546	$14,008
10/31/2018	$12,576	$13,050
11/30/2018	$12,808	$13,316
12/31/2018	$11,642	$12,114
1/31/2019	$12,550	$13,085
2/28/2019	$12,914	$13,505
3/31/2019	$13,124	$13,767
4/30/2019	$13,597	$14,324
5/31/2019	$12,635	$13,414
6/30/2019	$13,558	$14,360
7/31/2019	$13,775	$14,566
8/31/2019	$13,465	$14,335
9/30/2019	$13,775	$14,603
10/31/2019	$14,055	$14,920
11/30/2019	$14,598	$15,461
12/31/2019	$15,036	$15,928
1/31/2020	$14,873	$15,922
2/29/2020	$13,639	$14,611
3/31/2020	$12,047	$12,806
4/30/2020	$13,623	$14,448
5/31/2020	$14,232	$15,136
6/30/2020	$14,492	$15,437
7/31/2020	$15,207	$16,308
8/31/2020	$16,328	$17,480
9/30/2020	$15,670	$16,816
10/31/2020	$15,272	$16,369
11/30/2020	$16,912	$18,160
12/31/2020	$17,521	$18,859
1/31/2021	$17,441	$18,668
2/28/2021	$17,958	$19,183
3/31/2021	$18,910	$20,023
4/30/2021	$19,899	$21,092
5/31/2021	$20,005	$21,239
6/30/2021	$20,459	$21,735
7/31/2021	$20,887	$22,251
8/31/2021	$21,581	$22,928
9/30/2021	$20,540	$21,861
10/31/2021	$22,026	$23,393
11/30/2021	$21,929	$23,231
12/31/2021	$22,955	$24,272
1/31/2022	$21,882	$23,016
2/28/2022	$21,321	$22,327
3/31/2022	$22,085	$23,156
4/30/2022	$20,297	$21,137
5/31/2022	$20,374	$21,175
6/30/2022	$18,586	$19,427
7/31/2022	$20,229	$21,219
8/31/2022	$19,398	$20,353
9/30/2022	$17,649	$18,479
10/31/2022	$19,079	$19,975
11/30/2022	$20,084	$21,091
12/31/2022	$18,876	$19,876
1/31/2023	$20,123	$21,125
2/28/2023	$19,725	$20,610
3/31/2023	$20,333	$21,366
4/30/2023	$20,509	$21,700
5/31/2023	$20,730	$21,794
6/30/2023	$22,242	$23,234
7/31/2023	$22,949	$23,980
8/31/2023	$22,529	$23,599
9/30/2023	$21,580	$22,473
10/31/2023	$21,094	$22,001
11/30/2023	$22,838	$24,010
12/31/2023	$23,865	$25,101
1/31/2024	$24,409	$25,523
2/29/2024	$25,885	$26,886
3/31/2024	$26,853	$27,751
4/30/2024	$25,764	$26,617
5/31/2024	$27,191	$27,937
6/30/2024	$28,183	$28,939
7/31/2024	$28,474	$29,292
8/31/2024	$29,139	$30,002
9/30/2024	$29,732	$30,643
10/31/2024	$29,659	$30,365
11/30/2024	$31,558	$32,148
12/31/2024	$30,973	$31,381
1/31/2025	$31,979	$32,255
2/28/2025	$31,308	$31,834
3/31/2025	$29,413	$30,041
4/30/2025	$29,555	$29,837
5/31/2025	$31,463	$31,715
6/30/2025	$33,010	$33,328
7/31/2025	$33,758	$34,076
8/31/2025	$34,493	$34,766
9/30/2025	$35,925	$36,035
10/31/2025	$36,763	$36,879
11/30/2025	$36,853	$36,970
12/31/2025	$36,915	$36,992
1/31/2026	$37,419	$37,529
2/28/2026	$37,065	$37,243
3/31/2026	$35,469	$35,389
4/30/2026	$39,124	$39,102
5/31/2026	$41,197	$41,160
6/30/2026	$41,115	$40,768
7/31/2026	$40,897	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	21.15	14.38	15.12
S&P 500 Index	19.56	12.86	15.08

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,104,560,275
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 5,249,422
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,104,560,275
# of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$5,249,422

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	36.6
Financials	13.0
Communication services	9.7
Health care	9.1
Consumer discretionary	9.0
Industrials	8.0
Consumer staples	4.8
Energy	3.4
Materials	2.4
Utilities	2.2
Real estate	1.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.9
Microsoft Corp.	5.3
Amazon.com, Inc.	4.0
Broadcom, Inc.	3.4
Alphabet, Inc. Class C	3.1
Alphabet, Inc. Class A	2.9
Meta Platforms, Inc. Class A	2.1
Micron Technology, Inc.	1.4
Eli Lilly & Co.	1.4

Material Fund Change [Text Block]
C000092805
Shareholder Report [Line Items]
Fund Name	Disciplined U.S. Core Fund
Class Name	Institutional Class
Trading Symbol	EVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. Over the period, the U.S. equity market advanced. Domestic small-cap stocks outperformed domestic large-cap stocks.

Changes to the Fund’s portfolio were minimal. Characteristics that we typically favor include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection contributed to relative performance, adding value in 8 of 11 sectors. This was primarily due to strong stock selection within financials, information technology, and materials.

The largest individual contributors were KLA Corp., Valero Energy Corp., and Western Digital Corp. A slight underweight to consumer discretionary contributed to relative performance. However, variations in sector weights versus the index were relatively small.

Weak stock selection within communication services, health care, and utilities detracted from relative performance. The three largest individual detractors were the Fund’s underweights to Intel Corp. and Sandisk Corp. and an overweight to Veeva Systems, Inc.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$9,986	$10,014
9/30/2016	$9,986	$10,016
10/31/2016	$9,817	$9,833
11/30/2016	$10,245	$10,197
12/31/2016	$10,463	$10,399
1/31/2017	$10,602	$10,596
2/28/2017	$11,007	$11,017
3/31/2017	$11,000	$11,030
4/30/2017	$11,084	$11,143
5/31/2017	$11,223	$11,300
6/30/2017	$11,321	$11,370
7/31/2017	$11,551	$11,604
8/31/2017	$11,621	$11,640
9/30/2017	$11,879	$11,880
10/31/2017	$12,152	$12,157
11/30/2017	$12,543	$12,530
12/31/2017	$12,647	$12,669
1/31/2018	$13,297	$13,395
2/28/2018	$12,786	$12,901
3/31/2018	$12,420	$12,573
4/30/2018	$12,435	$12,621
5/31/2018	$12,669	$12,925
6/30/2018	$12,691	$13,005
7/31/2018	$13,129	$13,489
8/31/2018	$13,516	$13,928
9/30/2018	$13,530	$14,008
10/31/2018	$12,552	$13,050
11/30/2018	$12,786	$13,316
12/31/2018	$11,625	$12,114
1/31/2019	$12,524	$13,085
2/28/2019	$12,884	$13,505
3/31/2019	$13,096	$13,767
4/30/2019	$13,565	$14,324
5/31/2019	$12,611	$13,414
6/30/2019	$13,526	$14,360
7/31/2019	$13,745	$14,566
8/31/2019	$13,432	$14,335
9/30/2019	$13,745	$14,603
10/31/2019	$14,026	$14,920
11/30/2019	$14,566	$15,461
12/31/2019	$15,001	$15,928
1/31/2020	$14,837	$15,922
2/29/2020	$13,610	$14,611
3/31/2020	$12,022	$12,806
4/30/2020	$13,593	$14,448
5/31/2020	$14,199	$15,136
6/30/2020	$14,453	$15,437
7/31/2020	$15,173	$16,308
8/31/2020	$16,286	$17,480
9/30/2020	$15,623	$16,816
10/31/2020	$15,222	$16,369
11/30/2020	$16,859	$18,160
12/31/2020	$17,472	$18,859
1/31/2021	$17,391	$18,668
2/28/2021	$17,902	$19,183
3/31/2021	$18,862	$20,023
4/30/2021	$19,839	$21,092
5/31/2021	$19,947	$21,239
6/30/2021	$20,395	$21,735
7/31/2021	$20,826	$22,251
8/31/2021	$21,517	$22,928
9/30/2021	$20,476	$21,861
10/31/2021	$21,956	$23,393
11/30/2021	$21,857	$23,231
12/31/2021	$22,877	$24,272
1/31/2022	$21,806	$23,016
2/28/2022	$21,241	$22,327
3/31/2022	$22,001	$23,156
4/30/2022	$20,218	$21,137
5/31/2022	$20,296	$21,175
6/30/2022	$18,514	$19,427
7/31/2022	$20,150	$21,219
8/31/2022	$19,322	$20,353
9/30/2022	$17,579	$18,479
10/31/2022	$19,001	$19,975
11/30/2022	$19,994	$21,091
12/31/2022	$18,800	$19,876
1/31/2023	$20,035	$21,125
2/28/2023	$19,635	$20,610
3/31/2023	$20,247	$21,366
4/30/2023	$20,414	$21,700
5/31/2023	$20,636	$21,794
6/30/2023	$22,139	$23,234
7/31/2023	$22,851	$23,980
8/31/2023	$22,428	$23,599
9/30/2023	$21,482	$22,473
10/31/2023	$20,993	$22,001
11/30/2023	$22,729	$24,010
12/31/2023	$23,750	$25,101
1/31/2024	$24,287	$25,523
2/29/2024	$25,764	$26,886
3/31/2024	$26,728	$27,751
4/30/2024	$25,629	$26,617
5/31/2024	$27,057	$27,937
6/30/2024	$28,046	$28,939
7/31/2024	$28,327	$29,292
8/31/2024	$28,998	$30,002
9/30/2024	$29,571	$30,643
10/31/2024	$29,498	$30,365
11/30/2024	$31,378	$32,148
12/31/2024	$30,808	$31,381
1/31/2025	$31,797	$32,255
2/28/2025	$31,133	$31,834
3/31/2025	$29,247	$30,041
4/30/2025	$29,390	$29,837
5/31/2025	$31,290	$31,715
6/30/2025	$32,825	$33,328
7/31/2025	$33,566	$34,076
8/31/2025	$34,282	$34,766
9/30/2025	$35,713	$36,035
10/31/2025	$36,546	$36,879
11/30/2025	$36,637	$36,970
12/31/2025	$36,677	$36,992
1/31/2026	$37,186	$37,529
2/28/2026	$36,828	$37,243
3/31/2026	$35,246	$35,389
4/30/2026	$38,864	$39,102
5/31/2026	$40,928	$41,160
6/30/2026	$40,845	$40,768
7/31/2026	$40,625	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	21.03	14.30	15.05
S&P 500 Index	19.56	12.86	15.08

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,104,560,275
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 5,249,422
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,104,560,275
# of portfolio holdings	195
Portfolio turnover rate	25%
Total advisory fees paid	$5,249,422

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	36.6
Financials	13.0
Communication services	9.7
Health care	9.1
Consumer discretionary	9.0
Industrials	8.0
Consumer staples	4.8
Energy	3.4
Materials	2.4
Utilities	2.2
Real estate	1.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.9
Microsoft Corp.	5.3
Amazon.com, Inc.	4.0
Broadcom, Inc.	3.4
Alphabet, Inc. Class C	3.1
Alphabet, Inc. Class A	2.9
Meta Platforms, Inc. Class A	2.1
Micron Technology, Inc.	1.4
Eli Lilly & Co.	1.4

Material Fund Change [Text Block]
C000019943
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Administrator Class
Trading Symbol	SGRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$95	0.95%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments continued to dominate, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Security selection within industrials contributed to performance, led by Carpenter Technology Corp. and Comfort Systems USA, Inc., which benefited from strong growth within aerospace activity and demand for data center cooling, respectively. In contrast, relative underweights to select mega-cap technology companies, particularly Apple, Inc. and Alphabet, Inc., detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Administrator Class	Russell 3000® Growth Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$9,991	$9,962	$10,026
9/30/2016	$9,956	$10,006	$10,041
10/31/2016	$9,577	$9,742	$9,824
11/30/2016	$9,711	$10,002	$10,264
12/31/2016	$9,547	$10,127	$10,464
1/31/2017	$10,126	$10,454	$10,661
2/28/2017	$10,534	$10,875	$11,057
3/31/2017	$10,670	$11,001	$11,065
4/30/2017	$11,023	$11,249	$11,182
5/31/2017	$11,353	$11,512	$11,297
6/30/2017	$11,277	$11,513	$11,399
7/31/2017	$11,620	$11,802	$11,614
8/31/2017	$11,798	$12,001	$11,636
9/30/2017	$12,057	$12,195	$11,920
10/31/2017	$12,531	$12,645	$12,180
11/30/2017	$12,772	$13,028	$12,550
12/31/2017	$12,878	$13,123	$12,675
1/31/2018	$13,985	$14,020	$13,343
2/28/2018	$13,877	$13,650	$12,851
3/31/2018	$13,728	$13,318	$12,593
4/30/2018	$13,721	$13,361	$12,641
5/31/2018	$14,479	$13,967	$12,998
6/30/2018	$14,551	$14,100	$13,083
7/31/2018	$14,862	$14,500	$13,517
8/31/2018	$15,715	$15,301	$13,992
9/30/2018	$15,668	$15,352	$14,015
10/31/2018	$14,009	$13,935	$12,983
11/30/2018	$14,219	$14,088	$13,243
12/31/2018	$12,921	$12,845	$12,011
1/31/2019	$14,376	$14,023	$13,042
2/28/2019	$15,218	$14,555	$13,500
3/31/2019	$15,470	$14,923	$13,697
4/30/2019	$16,507	$15,581	$14,244
5/31/2019	$15,670	$14,585	$13,323
6/30/2019	$16,601	$15,595	$14,258
7/31/2019	$16,910	$15,933	$14,470
8/31/2019	$16,654	$15,774	$14,175
9/30/2019	$16,353	$15,767	$14,424
10/31/2019	$16,613	$16,212	$14,735
11/30/2019	$17,561	$16,946	$15,295
12/31/2019	$17,743	$17,449	$15,736
1/31/2020	$18,435	$17,802	$15,719
2/29/2020	$17,115	$16,585	$14,432
3/31/2020	$14,862	$14,858	$12,447
4/30/2020	$17,603	$17,057	$14,096
5/31/2020	$19,281	$18,229	$14,850
6/30/2020	$20,014	$19,017	$15,189
7/31/2020	$21,529	$20,433	$16,052
8/31/2020	$23,135	$22,491	$17,215
9/30/2020	$22,388	$21,462	$16,588
10/31/2020	$22,235	$20,784	$16,230
11/30/2020	$25,012	$23,001	$18,204
12/31/2020	$26,471	$24,126	$19,023
1/31/2021	$26,132	$24,034	$18,939
2/28/2021	$27,064	$24,084	$19,531
3/31/2021	$25,844	$24,413	$20,231
4/30/2021	$27,631	$25,997	$21,273
5/31/2021	$26,512	$25,612	$21,371
6/30/2021	$28,593	$27,191	$21,898
7/31/2021	$29,241	$27,959	$22,268
8/31/2021	$30,122	$28,970	$22,903
9/30/2021	$28,628	$27,380	$21,875
10/31/2021	$30,345	$29,682	$23,355
11/30/2021	$28,628	$29,762	$22,999
12/31/2021	$28,486	$30,362	$23,905
1/31/2022	$24,823	$27,670	$22,498
2/28/2022	$24,106	$26,567	$21,932
3/31/2022	$24,485	$27,553	$22,643
4/30/2022	$21,003	$24,222	$20,611
5/31/2022	$20,190	$23,665	$20,583
6/30/2022	$18,605	$21,814	$18,861
7/31/2022	$20,696	$24,422	$20,631
8/31/2022	$19,696	$23,338	$19,861
9/30/2022	$17,653	$21,079	$18,019
10/31/2022	$18,189	$22,358	$19,497
11/30/2022	$19,099	$23,336	$20,515
12/31/2022	$17,938	$21,567	$19,313
1/31/2023	$19,573	$23,387	$20,644
2/28/2023	$19,312	$23,110	$20,161
3/31/2023	$20,534	$24,555	$20,700
4/30/2023	$20,591	$24,766	$20,921
5/31/2023	$21,074	$25,831	$21,002
6/30/2023	$22,537	$27,617	$22,436
7/31/2023	$23,097	$28,566	$23,240
8/31/2023	$22,397	$28,246	$22,792
9/30/2023	$21,093	$26,694	$21,706
10/31/2023	$20,648	$26,231	$21,131
11/30/2023	$22,951	$29,068	$23,101
12/31/2023	$23,998	$30,455	$24,326
1/31/2024	$24,822	$31,129	$24,596
2/29/2024	$27,063	$33,272	$25,927
3/31/2024	$27,485	$33,874	$26,764
4/30/2024	$26,129	$32,381	$25,586
5/31/2024	$27,589	$34,310	$26,795
6/30/2024	$29,180	$36,515	$27,625
7/31/2024	$28,267	$36,052	$28,138
8/31/2024	$29,201	$36,747	$28,751
9/30/2024	$30,114	$37,763	$29,345
10/31/2024	$29,906	$37,620	$29,130
11/30/2024	$32,051	$40,160	$31,068
12/31/2024	$31,015	$40,340	$30,118
1/31/2025	$32,058	$41,159	$31,069
2/28/2025	$30,581	$39,622	$30,473
3/31/2025	$27,741	$36,308	$28,696
4/30/2025	$28,549	$36,937	$28,503
5/31/2025	$31,675	$40,156	$30,310
6/30/2025	$34,281	$42,680	$31,850
7/31/2025	$35,497	$44,254	$32,551
8/31/2025	$35,645	$44,837	$33,305
9/30/2025	$37,121	$47,125	$34,454
10/31/2025	$37,373	$48,753	$35,193
11/30/2025	$36,643	$47,935	$35,289
12/31/2025	$35,771	$47,662	$35,282
1/31/2026	$35,060	$47,055	$35,829
2/28/2026	$34,472	$45,482	$35,659
3/31/2026	$32,352	$43,114	$33,886
4/30/2026	$36,981	$48,381	$37,343
5/31/2026	$37,936	$51,847	$39,235
6/30/2026	$38,236	$50,466	$39,115
7/31/2026	$35,815	$48,040	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	0.92	4.14	13.61
Russell 3000® Growth Index	8.55	11.43	16.99
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,889,970,320
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 22,351,198
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,889,970,320
# of portfolio holdings	63
Portfolio turnover rate	80%
Total advisory fees paid	$22,351,198

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.2
Industrials	23.3
Communication services	10.9
Health care	9.0
Consumer discretionary	8.2
Financials	3.2
Consumer staples	2.8
Energy	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc. Class A	7.9
Broadcom, Inc.	6.0
Apple, Inc.	5.0
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
Amazon.com, Inc.	2.5
Eli Lilly & Co.	2.3
Quanta Services, Inc.	2.1
UL Solutions, Inc. Class A	2.0
General Electric Co.	2.0

Material Fund Change [Text Block]
C000019942
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class A
Trading Symbol	SGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$112	1.12%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments continued to dominate, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Security selection within industrials contributed to performance, led by Carpenter Technology Corp. and Comfort Systems USA, Inc., which benefited from strong growth within aerospace activity and demand for data center cooling, respectively. In contrast, relative underweights to select mega-cap technology companies, particularly Apple, Inc. and Alphabet, Inc., detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 3000® Growth Index	Russell 3000® Index
7/31/2016	$9,425	$10,000	$10,000
8/31/2016	$9,414	$9,962	$10,026
9/30/2016	$9,380	$10,006	$10,041
10/31/2016	$9,021	$9,742	$9,824
11/30/2016	$9,146	$10,002	$10,264
12/31/2016	$8,991	$10,127	$10,464
1/31/2017	$9,535	$10,454	$10,661
2/28/2017	$9,916	$10,875	$11,057
3/31/2017	$10,041	$11,001	$11,065
4/30/2017	$10,374	$11,249	$11,182
5/31/2017	$10,682	$11,512	$11,297
6/30/2017	$10,609	$11,513	$11,399
7/31/2017	$10,928	$11,802	$11,614
8/31/2017	$11,094	$12,001	$11,636
9/30/2017	$11,337	$12,195	$11,920
10/31/2017	$11,781	$12,645	$12,180
11/30/2017	$12,006	$13,028	$12,550
12/31/2017	$12,101	$13,123	$12,675
1/31/2018	$13,140	$14,020	$13,343
2/28/2018	$13,035	$13,650	$12,851
3/31/2018	$12,894	$13,318	$12,593
4/30/2018	$12,884	$13,361	$12,641
5/31/2018	$13,598	$13,967	$12,998
6/30/2018	$13,663	$14,100	$13,083
7/31/2018	$13,951	$14,500	$13,517
8/31/2018	$14,749	$15,301	$13,992
9/30/2018	$14,702	$15,352	$14,015
10/31/2018	$13,143	$13,935	$12,983
11/30/2018	$13,338	$14,088	$13,243
12/31/2018	$12,117	$12,845	$12,011
1/31/2019	$13,480	$14,023	$13,042
2/28/2019	$14,269	$14,555	$13,500
3/31/2019	$14,505	$14,923	$13,697
4/30/2019	$15,472	$15,581	$14,244
5/31/2019	$14,688	$14,585	$13,323
6/30/2019	$15,556	$15,595	$14,258
7/31/2019	$15,842	$15,933	$14,470
8/31/2019	$15,601	$15,774	$14,175
9/30/2019	$15,316	$15,767	$14,424
10/31/2019	$15,556	$16,212	$14,735
11/30/2019	$16,443	$16,946	$15,295
12/31/2019	$16,611	$17,449	$15,736
1/31/2020	$17,258	$17,802	$15,719
2/29/2020	$16,016	$16,585	$14,432
3/31/2020	$13,909	$14,858	$12,447
4/30/2020	$16,465	$17,057	$14,096
5/31/2020	$18,036	$18,229	$14,850
6/30/2020	$18,718	$19,017	$15,189
7/31/2020	$20,132	$20,433	$16,052
8/31/2020	$21,632	$22,491	$17,215
9/30/2020	$20,930	$21,462	$16,588
10/31/2020	$20,783	$20,784	$16,230
11/30/2020	$23,379	$23,001	$18,204
12/31/2020	$24,736	$24,126	$19,023
1/31/2021	$24,412	$24,034	$18,939
2/28/2021	$25,280	$24,084	$19,531
3/31/2021	$24,134	$24,413	$20,231
4/30/2021	$25,801	$25,997	$21,273
5/31/2021	$24,759	$25,612	$21,371
6/30/2021	$26,693	$27,191	$21,898
7/31/2021	$27,301	$27,959	$22,268
8/31/2021	$28,117	$28,970	$22,903
9/30/2021	$26,716	$27,380	$21,875
10/31/2021	$28,314	$29,682	$23,355
11/30/2021	$26,710	$29,762	$22,999
12/31/2021	$26,570	$30,362	$23,905
1/31/2022	$23,151	$27,670	$22,498
2/28/2022	$22,482	$26,567	$21,932
3/31/2022	$22,827	$27,553	$22,643
4/30/2022	$19,582	$24,222	$20,611
5/31/2022	$18,819	$23,665	$20,583
6/30/2022	$17,344	$21,814	$18,861
7/31/2022	$19,287	$24,422	$20,631
8/31/2022	$18,351	$23,338	$19,861
9/30/2022	$16,444	$21,079	$18,019
10/31/2022	$16,948	$22,358	$19,497
11/30/2022	$17,783	$23,336	$20,515
12/31/2022	$16,706	$21,567	$19,313
1/31/2023	$18,219	$23,387	$20,644
2/28/2023	$17,979	$23,110	$20,161
3/31/2023	$19,106	$24,555	$20,700
4/30/2023	$19,160	$24,766	$20,921
5/31/2023	$19,608	$25,831	$21,002
6/30/2023	$20,967	$27,617	$22,436
7/31/2023	$21,484	$28,566	$23,240
8/31/2023	$20,828	$28,246	$22,792
9/30/2023	$19,616	$26,694	$21,706
10/31/2023	$19,199	$26,231	$21,131
11/30/2023	$21,330	$29,068	$23,101
12/31/2023	$22,308	$30,455	$24,326
1/31/2024	$23,067	$31,129	$24,596
2/29/2024	$25,146	$33,272	$25,927
3/31/2024	$25,534	$33,874	$26,764
4/30/2024	$24,266	$32,381	$25,586
5/31/2024	$25,620	$34,310	$26,795
6/30/2024	$27,095	$36,515	$27,625
7/31/2024	$26,250	$36,052	$28,138
8/31/2024	$27,113	$36,747	$28,751
9/30/2024	$27,949	$37,763	$29,345
10/31/2024	$27,760	$37,620	$29,130
11/30/2024	$29,744	$40,160	$31,068
12/31/2024	$28,779	$40,340	$30,118
1/31/2025	$29,741	$41,159	$31,069
2/28/2025	$28,364	$39,622	$30,473
3/31/2025	$25,728	$36,308	$28,696
4/30/2025	$26,476	$36,937	$28,503
5/31/2025	$29,373	$40,156	$30,310
6/30/2025	$31,783	$42,680	$31,850
7/31/2025	$32,911	$44,254	$32,551
8/31/2025	$33,042	$44,837	$33,305
9/30/2025	$34,407	$47,125	$34,454
10/31/2025	$34,633	$48,753	$35,193
11/30/2025	$33,956	$47,935	$35,289
12/31/2025	$33,143	$47,662	$35,282
1/31/2026	$32,478	$47,055	$35,829
2/28/2026	$31,919	$45,482	$35,659
3/31/2026	$29,960	$43,114	$33,886
4/30/2026	$34,245	$48,381	$37,343
5/31/2026	$35,119	$51,847	$39,235
6/30/2026	$35,399	$50,466	$39,115
7/31/2026	$33,161	$48,040	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	0.79	3.97	13.41
Class A with Load	(5.00)	2.74	12.74
Russell 3000® Growth Index	8.55	11.43	16.99
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,889,970,320
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 22,351,198
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,889,970,320
# of portfolio holdings	63
Portfolio turnover rate	80%
Total advisory fees paid	$22,351,198

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.2
Industrials	23.3
Communication services	10.9
Health care	9.0
Consumer discretionary	8.2
Financials	3.2
Consumer staples	2.8
Energy	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc. Class A	7.9
Broadcom, Inc.	6.0
Apple, Inc.	5.0
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
Amazon.com, Inc.	2.5
Eli Lilly & Co.	2.3
Quanta Services, Inc.	2.1
UL Solutions, Inc. Class A	2.0
General Electric Co.	2.0

Material Fund Change [Text Block]
C000163725
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Class R6
Trading Symbol	SGRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$70	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments continued to dominate, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Security selection within industrials contributed to performance, led by Carpenter Technology Corp. and Comfort Systems USA, Inc., which benefited from strong growth within aerospace activity and demand for data center cooling, respectively. In contrast, relative underweights to select mega-cap technology companies, particularly Apple, Inc. and Alphabet, Inc., detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 3000® Growth Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$9,994	$9,962	$10,026
9/30/2016	$9,960	$10,006	$10,041
10/31/2016	$9,585	$9,742	$9,824
11/30/2016	$9,720	$10,002	$10,264
12/31/2016	$9,558	$10,127	$10,464
1/31/2017	$10,139	$10,454	$10,661
2/28/2017	$10,552	$10,875	$11,057
3/31/2017	$10,688	$11,001	$11,065
4/30/2017	$11,046	$11,249	$11,182
5/31/2017	$11,377	$11,512	$11,297
6/30/2017	$11,306	$11,513	$11,399
7/31/2017	$11,649	$11,802	$11,614
8/31/2017	$11,832	$12,001	$11,636
9/30/2017	$12,094	$12,195	$11,920
10/31/2017	$12,574	$12,645	$12,180
11/30/2017	$12,816	$13,028	$12,550
12/31/2017	$12,926	$13,123	$12,675
1/31/2018	$14,042	$14,020	$13,343
2/28/2018	$13,932	$13,650	$12,851
3/31/2018	$13,788	$13,318	$12,593
4/30/2018	$13,781	$13,361	$12,641
5/31/2018	$14,552	$13,967	$12,998
6/30/2018	$14,624	$14,100	$13,083
7/31/2018	$14,941	$14,500	$13,517
8/31/2018	$15,803	$15,301	$13,992
9/30/2018	$15,756	$15,352	$14,015
10/31/2018	$14,093	$13,935	$12,983
11/30/2018	$14,306	$14,088	$13,243
12/31/2018	$13,004	$12,845	$12,011
1/31/2019	$14,469	$14,023	$13,042
2/28/2019	$15,324	$14,555	$13,500
3/31/2019	$15,581	$14,923	$13,697
4/30/2019	$16,625	$15,581	$14,244
5/31/2019	$15,789	$14,585	$13,323
6/30/2019	$16,729	$15,595	$14,258
7/31/2019	$17,042	$15,933	$14,470
8/31/2019	$16,789	$15,774	$14,175
9/30/2019	$16,488	$15,767	$14,424
10/31/2019	$16,756	$16,212	$14,735
11/30/2019	$17,715	$16,946	$15,295
12/31/2019	$17,904	$17,449	$15,736
1/31/2020	$18,608	$17,802	$15,719
2/29/2020	$17,274	$16,585	$14,432
3/31/2020	$15,007	$14,858	$12,447
4/30/2020	$17,773	$17,057	$14,096
5/31/2020	$19,475	$18,229	$14,850
6/30/2020	$20,216	$19,017	$15,189
7/31/2020	$21,754	$20,433	$16,052
8/31/2020	$23,383	$22,491	$17,215
9/30/2020	$22,630	$21,462	$16,588
10/31/2020	$22,482	$20,784	$16,230
11/30/2020	$25,297	$23,001	$18,204
12/31/2020	$26,778	$24,126	$19,023
1/31/2021	$26,438	$24,034	$18,939
2/28/2021	$27,388	$24,084	$19,531
3/31/2021	$26,158	$24,413	$20,231
4/30/2021	$27,972	$25,997	$21,273
5/31/2021	$26,850	$25,612	$21,371
6/30/2021	$28,962	$27,191	$21,898
7/31/2021	$29,627	$27,959	$22,268
8/31/2021	$30,528	$28,970	$22,903
9/30/2021	$29,017	$27,380	$21,875
10/31/2021	$30,763	$29,682	$23,355
11/30/2021	$29,030	$29,762	$22,999
12/31/2021	$28,890	$30,362	$23,905
1/31/2022	$25,185	$27,670	$22,498
2/28/2022	$24,464	$26,567	$21,932
3/31/2022	$24,854	$27,553	$22,643
4/30/2022	$21,322	$24,222	$20,611
5/31/2022	$20,501	$23,665	$20,583
6/30/2022	$18,895	$21,814	$18,861
7/31/2022	$21,022	$24,422	$20,631
8/31/2022	$20,011	$23,338	$19,861
9/30/2022	$17,943	$21,079	$18,019
10/31/2022	$18,490	$22,358	$19,497
11/30/2022	$19,416	$23,336	$20,515
12/31/2022	$18,245	$21,567	$19,313
1/31/2023	$19,910	$23,387	$20,644
2/28/2023	$19,651	$23,110	$20,161
3/31/2023	$20,891	$24,555	$20,700
4/30/2023	$20,957	$24,766	$20,921
5/31/2023	$21,454	$25,831	$21,002
6/30/2023	$22,948	$27,617	$22,436
7/31/2023	$23,527	$28,566	$23,240
8/31/2023	$22,815	$28,246	$22,792
9/30/2023	$21,492	$26,694	$21,706
10/31/2023	$21,045	$26,231	$21,131
11/30/2023	$23,394	$29,068	$23,101
12/31/2023	$24,468	$30,455	$24,326
1/31/2024	$25,309	$31,129	$24,596
2/29/2024	$27,605	$33,272	$25,927
3/31/2024	$28,037	$33,874	$26,764
4/30/2024	$26,658	$32,381	$25,586
5/31/2024	$28,155	$34,310	$26,795
6/30/2024	$29,789	$36,515	$27,625
7/31/2024	$28,860	$36,052	$28,138
8/31/2024	$29,819	$36,747	$28,751
9/30/2024	$30,760	$37,763	$29,345
10/31/2024	$30,553	$37,620	$29,130
11/30/2024	$32,754	$40,160	$31,068
12/31/2024	$31,696	$40,340	$30,118
1/31/2025	$32,780	$41,159	$31,069
2/28/2025	$31,268	$39,622	$30,473
3/31/2025	$28,379	$36,308	$28,696
4/30/2025	$29,206	$36,937	$28,503
5/31/2025	$32,409	$40,156	$30,310
6/30/2025	$35,085	$42,680	$31,850
7/31/2025	$36,333	$44,254	$32,551
8/31/2025	$36,497	$44,837	$33,305
9/30/2025	$38,017	$47,125	$34,454
10/31/2025	$38,281	$48,753	$35,193
11/30/2025	$37,539	$47,935	$35,289
12/31/2025	$36,658	$47,662	$35,282
1/31/2026	$35,932	$47,055	$35,829
2/28/2026	$35,336	$45,482	$35,659
3/31/2026	$33,176	$43,114	$33,886
4/30/2026	$37,937	$48,381	$37,343
5/31/2026	$38,922	$51,847	$39,235
6/30/2026	$39,233	$50,466	$39,115
7/31/2026	$36,762	$48,040	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	1.18	4.41	13.90
Russell 3000® Growth Index	8.55	11.43	16.99
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,889,970,320
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 22,351,198
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,889,970,320
# of portfolio holdings	63
Portfolio turnover rate	80%
Total advisory fees paid	$22,351,198

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.2
Industrials	23.3
Communication services	10.9
Health care	9.0
Consumer discretionary	8.2
Financials	3.2
Consumer staples	2.8
Energy	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc. Class A	7.9
Broadcom, Inc.	6.0
Apple, Inc.	5.0
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
Amazon.com, Inc.	2.5
Eli Lilly & Co.	2.3
Quanta Services, Inc.	2.1
UL Solutions, Inc. Class A	2.0
General Electric Co.	2.0

Material Fund Change [Text Block]
C000019944
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Institutional Class
Trading Symbol	SGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$75	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments continued to dominate, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Security selection within industrials contributed to performance, led by Carpenter Technology Corp. and Comfort Systems USA, Inc., which benefited from strong growth within aerospace activity and demand for data center cooling, respectively. In contrast, relative underweights to select mega-cap technology companies, particularly Apple, Inc. and Alphabet, Inc., detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 3000® Growth Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$9,994	$9,962	$10,026
9/30/2016	$9,960	$10,006	$10,041
10/31/2016	$9,582	$9,742	$9,824
11/30/2016	$9,718	$10,002	$10,264
12/31/2016	$9,556	$10,127	$10,464
1/31/2017	$10,137	$10,454	$10,661
2/28/2017	$10,548	$10,875	$11,057
3/31/2017	$10,684	$11,001	$11,065
4/30/2017	$11,040	$11,249	$11,182
5/31/2017	$11,374	$11,512	$11,297
6/30/2017	$11,300	$11,513	$11,399
7/31/2017	$11,644	$11,802	$11,614
8/31/2017	$11,824	$12,001	$11,636
9/30/2017	$12,086	$12,195	$11,920
10/31/2017	$12,566	$12,645	$12,180
11/30/2017	$12,809	$13,028	$12,550
12/31/2017	$12,914	$13,123	$12,675
1/31/2018	$14,031	$14,020	$13,343
2/28/2018	$13,921	$13,650	$12,851
3/31/2018	$13,776	$13,318	$12,593
4/30/2018	$13,770	$13,361	$12,641
5/31/2018	$14,538	$13,967	$12,998
6/30/2018	$14,610	$14,100	$13,083
7/31/2018	$14,928	$14,500	$13,517
8/31/2018	$15,787	$15,301	$13,992
9/30/2018	$15,740	$15,352	$14,015
10/31/2018	$14,075	$13,935	$12,983
11/30/2018	$14,289	$14,088	$13,243
12/31/2018	$12,985	$12,845	$12,011
1/31/2019	$14,452	$14,023	$13,042
2/28/2019	$15,301	$14,555	$13,500
3/31/2019	$15,558	$14,923	$13,697
4/30/2019	$16,601	$15,581	$14,244
5/31/2019	$15,767	$14,585	$13,323
6/30/2019	$16,705	$15,595	$14,258
7/31/2019	$17,018	$15,933	$14,470
8/31/2019	$16,765	$15,774	$14,175
9/30/2019	$16,463	$15,767	$14,424
10/31/2019	$16,728	$16,212	$14,735
11/30/2019	$17,685	$16,946	$15,295
12/31/2019	$17,875	$17,449	$15,736
1/31/2020	$18,571	$17,802	$15,719
2/29/2020	$17,243	$16,585	$14,432
3/31/2020	$14,980	$14,858	$12,447
4/30/2020	$17,739	$17,057	$14,096
5/31/2020	$19,441	$18,229	$14,850
6/30/2020	$20,179	$19,017	$15,189
7/31/2020	$21,712	$20,433	$16,052
8/31/2020	$23,335	$22,491	$17,215
9/30/2020	$22,585	$21,462	$16,588
10/31/2020	$22,437	$20,784	$16,230
11/30/2020	$25,242	$23,001	$18,204
12/31/2020	$26,721	$24,126	$19,023
1/31/2021	$26,377	$24,034	$18,939
2/28/2021	$27,324	$24,084	$19,531
3/31/2021	$26,095	$24,413	$20,231
4/30/2021	$27,905	$25,997	$21,273
5/31/2021	$26,785	$25,612	$21,371
6/30/2021	$28,889	$27,191	$21,898
7/31/2021	$29,551	$27,959	$22,268
8/31/2021	$30,448	$28,970	$22,903
9/30/2021	$28,938	$27,380	$21,875
10/31/2021	$30,680	$29,682	$23,355
11/30/2021	$28,952	$29,762	$22,999
12/31/2021	$28,812	$30,362	$23,905
1/31/2022	$25,115	$27,670	$22,498
2/28/2022	$24,392	$26,567	$21,932
3/31/2022	$24,777	$27,553	$22,643
4/30/2022	$21,260	$24,222	$20,611
5/31/2022	$20,437	$23,665	$20,583
6/30/2022	$18,842	$21,814	$18,861
7/31/2022	$20,954	$24,422	$20,631
8/31/2022	$19,951	$23,338	$19,861
9/30/2022	$17,886	$21,079	$18,019
10/31/2022	$18,435	$22,358	$19,497
11/30/2022	$19,354	$23,336	$20,515
12/31/2022	$18,184	$21,567	$19,313
1/31/2023	$19,844	$23,387	$20,644
2/28/2023	$19,584	$23,110	$20,161
3/31/2023	$20,823	$24,555	$20,700
4/30/2023	$20,884	$24,766	$20,921
5/31/2023	$21,382	$25,831	$21,002
6/30/2023	$22,871	$27,617	$22,436
7/31/2023	$23,441	$28,566	$23,240
8/31/2023	$22,732	$28,246	$22,792
9/30/2023	$21,415	$26,694	$21,706
10/31/2023	$20,967	$26,231	$21,131
11/30/2023	$23,308	$29,068	$23,101
12/31/2023	$24,374	$30,455	$24,326
1/31/2024	$25,212	$31,129	$24,596
2/29/2024	$27,500	$33,272	$25,927
3/31/2024	$27,928	$33,874	$26,764
4/30/2024	$26,555	$32,381	$25,586
5/31/2024	$28,047	$34,310	$26,795
6/30/2024	$29,670	$36,515	$27,625
7/31/2024	$28,743	$36,052	$28,138
8/31/2024	$29,699	$36,747	$28,751
9/30/2024	$30,633	$37,763	$29,345
10/31/2024	$30,424	$37,620	$29,130
11/30/2024	$32,618	$40,160	$31,068
12/31/2024	$31,568	$40,340	$30,118
1/31/2025	$32,637	$41,159	$31,069
2/28/2025	$31,137	$39,622	$30,473
3/31/2025	$28,252	$36,308	$28,696
4/30/2025	$29,078	$36,937	$28,503
5/31/2025	$32,271	$40,156	$30,310
6/30/2025	$34,926	$42,680	$31,850
7/31/2025	$36,175	$44,254	$32,551
8/31/2025	$36,333	$44,837	$33,305
9/30/2025	$37,847	$47,125	$34,454
10/31/2025	$38,105	$48,753	$35,193
11/30/2025	$37,366	$47,935	$35,289
12/31/2025	$36,480	$47,662	$35,282
1/31/2026	$35,765	$47,055	$35,829
2/28/2026	$35,164	$45,482	$35,659
3/31/2026	$33,012	$43,114	$33,886
4/30/2026	$37,752	$48,381	$37,343
5/31/2026	$38,728	$51,847	$39,235
6/30/2026	$39,033	$50,466	$39,115
7/31/2026	$36,576	$48,040	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	1.13	4.36	13.85
Russell 3000® Growth Index	8.55	11.43	16.99
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 2,889,970,320
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 22,351,198
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,889,970,320
# of portfolio holdings	63
Portfolio turnover rate	80%
Total advisory fees paid	$22,351,198

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.2
Industrials	23.3
Communication services	10.9
Health care	9.0
Consumer discretionary	8.2
Financials	3.2
Consumer staples	2.8
Energy	1.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc. Class A	7.9
Broadcom, Inc.	6.0
Apple, Inc.	5.0
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6
Amazon.com, Inc.	2.5
Eli Lilly & Co.	2.3
Quanta Services, Inc.	2.1
UL Solutions, Inc. Class A	2.0
General Electric Co.	2.0

Material Fund Change [Text Block]
C000089281
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Class A
Trading Symbol	EGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$116	1.04%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. Over the period, the U.S. equity market advanced. Domestic small-cap stocks outperformed domestic large-cap stocks.

Changes to the Fund’s portfolio were minimal. Characteristics that we typically favor include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to relative performance, adding value in 8 of 11 sectors. This was primarily due to strong stock selection within the financials, health care, and real estate sectors.

The largest individual contributors were Valero Energy Corp., KLA Corp., and TD SYNNEX Corp. A slight overweight to energy contributed modestly to relative performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Weak stock selection within industrials, communication services, and consumer discretionary detracted from relative performance. The three largest detractors were Pinterest, Inc. (This security was no longer held at the end of the reporting period.), Netflix, Inc., and Atlassian Corp. (This security was no longer held at the end of the reporting period.).

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	S&P 500 Index
7/31/2016	$9,427	$10,000
8/31/2016	$9,464	$10,014
9/30/2016	$9,464	$10,016
10/31/2016	$9,296	$9,833
11/30/2016	$10,006	$10,197
12/31/2016	$10,220	$10,399
1/31/2017	$10,346	$10,596
2/28/2017	$10,785	$11,017
3/31/2017	$10,704	$11,030
4/30/2017	$10,836	$11,143
5/31/2017	$10,949	$11,300
6/30/2017	$11,030	$11,370
7/31/2017	$11,306	$11,604
8/31/2017	$11,344	$11,640
9/30/2017	$11,708	$11,880
10/31/2017	$12,129	$12,157
11/30/2017	$12,493	$12,530
12/31/2017	$12,594	$12,669
1/31/2018	$13,399	$13,395
2/28/2018	$12,850	$12,901
3/31/2018	$12,517	$12,573
4/30/2018	$12,562	$12,621
5/31/2018	$12,933	$12,925
6/30/2018	$12,888	$13,005
7/31/2018	$13,303	$13,489
8/31/2018	$13,731	$13,928
9/30/2018	$13,661	$14,008
10/31/2018	$12,536	$13,050
11/30/2018	$12,677	$13,316
12/31/2018	$11,494	$12,114
1/31/2019	$12,443	$13,085
2/28/2019	$12,827	$13,505
3/31/2019	$12,972	$13,767
4/30/2019	$13,407	$14,324
5/31/2019	$12,298	$13,414
6/30/2019	$13,341	$14,360
7/31/2019	$13,450	$14,566
8/31/2019	$13,066	$14,335
9/30/2019	$13,378	$14,603
10/31/2019	$13,682	$14,920
11/30/2019	$14,348	$15,461
12/31/2019	$14,671	$15,928
1/31/2020	$14,310	$15,922
2/29/2020	$12,989	$14,611
3/31/2020	$11,210	$12,806
4/30/2020	$12,707	$14,448
5/31/2020	$13,420	$15,136
6/30/2020	$13,464	$15,437
7/31/2020	$13,834	$16,308
8/31/2020	$14,503	$17,480
9/30/2020	$13,931	$16,816
10/31/2020	$13,764	$16,369
11/30/2020	$15,234	$18,160
12/31/2020	$15,855	$18,859
1/31/2021	$15,886	$18,668
2/28/2021	$16,536	$19,183
3/31/2021	$17,502	$20,023
4/30/2021	$18,335	$21,092
5/31/2021	$18,559	$21,239
6/30/2021	$18,660	$21,735
7/31/2021	$19,077	$22,251
8/31/2021	$19,646	$22,928
9/30/2021	$18,599	$21,861
10/31/2021	$19,849	$23,393
11/30/2021	$19,788	$23,231
12/31/2021	$20,767	$24,272
1/31/2022	$19,817	$23,016
2/28/2022	$19,619	$22,327
3/31/2022	$19,886	$23,156
4/30/2022	$18,251	$21,137
5/31/2022	$18,553	$21,175
6/30/2022	$16,732	$19,427
7/31/2022	$18,379	$21,219
8/31/2022	$17,683	$20,353
9/30/2022	$16,152	$18,479
10/31/2022	$18,019	$19,975
11/30/2022	$18,970	$21,091
12/31/2022	$17,827	$19,876
1/31/2023	$18,813	$21,125
2/28/2023	$18,541	$20,610
3/31/2023	$18,930	$21,366
4/30/2023	$19,073	$21,700
5/31/2023	$18,969	$21,794
6/30/2023	$20,474	$23,234
7/31/2023	$21,395	$23,980
8/31/2023	$20,941	$23,599
9/30/2023	$20,059	$22,473
10/31/2023	$19,462	$22,001
11/30/2023	$21,123	$24,010
12/31/2023	$22,223	$25,101
1/31/2024	$22,604	$25,523
2/29/2024	$23,605	$26,886
3/31/2024	$24,733	$27,751
4/30/2024	$23,619	$26,617
5/31/2024	$24,790	$27,937
6/30/2024	$25,791	$28,939
7/31/2024	$25,932	$29,292
8/31/2024	$26,426	$30,002
9/30/2024	$26,651	$30,643
10/31/2024	$26,891	$30,365
11/30/2024	$28,893	$32,148
12/31/2024	$27,958	$31,381
1/31/2025	$29,624	$32,255
2/28/2025	$28,355	$31,834
3/31/2025	$26,324	$30,041
4/30/2025	$26,467	$29,837
5/31/2025	$28,307	$31,715
6/30/2025	$30,116	$33,328
7/31/2025	$30,878	$34,076
8/31/2025	$31,766	$34,766
9/30/2025	$32,607	$36,035
10/31/2025	$33,131	$36,879
11/30/2025	$33,036	$36,970
12/31/2025	$32,824	$36,992
1/31/2026	$33,303	$37,529
2/28/2026	$33,354	$37,243
3/31/2026	$31,952	$35,389
4/30/2026	$35,390	$39,102
5/31/2026	$36,724	$41,160
6/30/2026	$37,785	$40,768
7/31/2026	$37,802	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	22.42	14.66	14.90
Class A with Load	15.37	13.30	14.22
S&P 500 Index	19.56	12.86	15.08

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,270,546,249
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 4,535,790
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,270,546,249
# of portfolio holdings	52
Portfolio turnover rate	34%
Total advisory fees paid	$4,535,790

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	34.9
Financials	14.8
Health care	11.6
Communication services	8.8
Industrials	8.4
Consumer discretionary	6.6
Energy	5.9
Consumer staples	4.9
Real estate	2.6
Materials	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	5.6
Apple, Inc.	4.6
Broadcom, Inc.	4.5
Microsoft Corp.	4.2
Amazon.com, Inc.	2.5
Valero Energy Corp.	2.5
Arista Networks, Inc.	2.5
Allstate Corp.	2.2
JPMorgan Chase & Co.	2.2
Bristol-Myers Squibb Co.	2.2

Material Fund Change [Text Block]
C000089282
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Class C
Trading Symbol	EGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$202	1.82%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. Over the period, the U.S. equity market advanced. Domestic small-cap stocks outperformed domestic large-cap stocks.

Changes to the Fund’s portfolio were minimal. Characteristics that we typically favor include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to relative performance, adding value in 8 of 11 sectors. This was primarily due to strong stock selection within the financials, health care, and real estate sectors.

The largest individual contributors were Valero Energy Corp., KLA Corp., and TD SYNNEX Corp. A slight overweight to energy contributed modestly to relative performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Weak stock selection within industrials, communication services, and consumer discretionary detracted from relative performance. The three largest detractors were Pinterest, Inc. (This security was no longer held at the end of the reporting period.), Netflix, Inc., and Atlassian Corp. (This security was no longer held at the end of the reporting period.).

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class C with Load	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,034	$10,014
9/30/2016	$10,027	$10,016
10/31/2016	$9,845	$9,833
11/30/2016	$10,585	$10,197
12/31/2016	$10,807	$10,399
1/31/2017	$10,928	$10,596
2/28/2017	$11,392	$11,017
3/31/2017	$11,298	$11,030
4/30/2017	$11,426	$11,143
5/31/2017	$11,540	$11,300
6/30/2017	$11,614	$11,370
7/31/2017	$11,903	$11,604
8/31/2017	$11,930	$11,640
9/30/2017	$12,307	$11,880
10/31/2017	$12,744	$12,157
11/30/2017	$13,120	$12,530
12/31/2017	$13,221	$12,669
1/31/2018	$14,051	$13,395
2/28/2018	$13,466	$12,901
3/31/2018	$13,112	$12,573
4/30/2018	$13,153	$12,621
5/31/2018	$13,527	$12,925
6/30/2018	$13,473	$13,005
7/31/2018	$13,901	$13,489
8/31/2018	$14,336	$13,928
9/30/2018	$14,255	$14,008
10/31/2018	$13,071	$13,050
11/30/2018	$13,214	$13,316
12/31/2018	$11,974	$12,114
1/31/2019	$12,946	$13,085
2/28/2019	$13,344	$13,505
3/31/2019	$13,490	$13,767
4/30/2019	$13,934	$14,324
5/31/2019	$12,770	$13,414
6/30/2019	$13,842	$14,360
7/31/2019	$13,949	$14,566
8/31/2019	$13,536	$14,335
9/30/2019	$13,857	$14,603
10/31/2019	$14,156	$14,920
11/30/2019	$14,837	$15,461
12/31/2019	$15,163	$15,928
1/31/2020	$14,784	$15,922
2/29/2020	$13,408	$14,611
3/31/2020	$11,561	$12,806
4/30/2020	$13,103	$14,448
5/31/2020	$13,833	$15,136
6/30/2020	$13,861	$15,437
7/31/2020	$14,230	$16,308
8/31/2020	$14,913	$17,480
9/30/2020	$14,322	$16,816
10/31/2020	$14,128	$16,369
11/30/2020	$15,643	$18,160
12/31/2020	$16,257	$18,859
1/31/2021	$16,278	$18,668
2/28/2021	$16,945	$19,183
3/31/2021	$17,919	$20,023
4/30/2021	$18,756	$21,092
5/31/2021	$18,968	$21,239
6/30/2021	$19,063	$21,735
7/31/2021	$19,476	$22,251
8/31/2021	$20,048	$22,928
9/30/2021	$18,968	$21,861
10/31/2021	$20,228	$23,393
11/30/2021	$20,154	$23,231
12/31/2021	$21,136	$24,272
1/31/2022	$20,157	$23,016
2/28/2022	$19,939	$22,327
3/31/2022	$20,193	$23,156
4/30/2022	$18,536	$21,137
5/31/2022	$18,814	$21,175
6/30/2022	$16,964	$19,427
7/31/2022	$18,621	$21,219
8/31/2022	$17,908	$20,353
9/30/2022	$16,348	$18,479
10/31/2022	$18,222	$19,975
11/30/2022	$19,177	$21,091
12/31/2022	$18,003	$19,876
1/31/2023	$18,986	$21,125
2/28/2023	$18,703	$20,610
3/31/2023	$19,080	$21,366
4/30/2023	$19,215	$21,700
5/31/2023	$19,107	$21,794
6/30/2023	$20,602	$23,234
7/31/2023	$21,517	$23,980
8/31/2023	$21,033	$23,599
9/30/2023	$20,144	$22,473
10/31/2023	$19,524	$22,001
11/30/2023	$21,181	$24,010
12/31/2023	$22,277	$25,101
1/31/2024	$22,641	$25,523
2/29/2024	$23,634	$26,886
3/31/2024	$24,757	$27,751
4/30/2024	$23,604	$26,617
5/31/2024	$24,771	$27,937
6/30/2024	$25,749	$28,939
7/31/2024	$25,880	$29,292
8/31/2024	$26,373	$30,002
9/30/2024	$26,598	$30,643
10/31/2024	$26,837	$30,365
11/30/2024	$28,835	$32,148
12/31/2024	$27,902	$31,381
1/31/2025	$29,565	$32,255
2/28/2025	$28,298	$31,834
3/31/2025	$26,271	$30,041
4/30/2025	$26,414	$29,837
5/31/2025	$28,251	$31,715
6/30/2025	$30,056	$33,328
7/31/2025	$30,816	$34,076
8/31/2025	$31,703	$34,766
9/30/2025	$32,542	$36,035
10/31/2025	$33,065	$36,879
11/30/2025	$32,970	$36,970
12/31/2025	$32,759	$36,992
1/31/2026	$33,236	$37,529
2/28/2026	$33,288	$37,243
3/31/2026	$31,888	$35,389
4/30/2026	$35,319	$39,102
5/31/2026	$36,651	$41,160
6/30/2026	$37,709	$40,768
7/31/2026	$37,726	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	21.51	13.78	14.20
Class C with Load	20.51	13.78	14.20
S&P 500 Index	19.56	12.86	15.08

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,270,546,249
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 4,535,790
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,270,546,249
# of portfolio holdings	52
Portfolio turnover rate	34%
Total advisory fees paid	$4,535,790

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	34.9
Financials	14.8
Health care	11.6
Communication services	8.8
Industrials	8.4
Consumer discretionary	6.6
Energy	5.9
Consumer staples	4.9
Real estate	2.6
Materials	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	5.6
Apple, Inc.	4.6
Broadcom, Inc.	4.5
Microsoft Corp.	4.2
Amazon.com, Inc.	2.5
Valero Energy Corp.	2.5
Arista Networks, Inc.	2.5
Allstate Corp.	2.2
JPMorgan Chase & Co.	2.2
Bristol-Myers Squibb Co.	2.2

Material Fund Change [Text Block]
C000163727
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Class R6
Trading Symbol	EGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$72	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. Over the period, the U.S. equity market advanced. Domestic small-cap stocks outperformed domestic large-cap stocks.

Changes to the Fund’s portfolio were minimal. Characteristics that we typically favor include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to relative performance, adding value in 8 of 11 sectors. This was primarily due to strong stock selection within the financials, health care, and real estate sectors.

The largest individual contributors were Valero Energy Corp., KLA Corp., and TD SYNNEX Corp. A slight overweight to energy contributed modestly to relative performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Weak stock selection within industrials, communication services, and consumer discretionary detracted from relative performance. The three largest detractors were Pinterest, Inc. (This security was no longer held at the end of the reporting period.), Netflix, Inc., and Atlassian Corp. (This security was no longer held at the end of the reporting period.).

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,046	$10,014
9/30/2016	$10,341	$10,016
10/31/2016	$10,164	$9,833
11/30/2016	$10,938	$10,197
12/31/2016	$11,180	$10,399
1/31/2017	$11,318	$10,596
2/28/2017	$11,811	$11,017
3/31/2017	$11,722	$11,030
4/30/2017	$11,873	$11,143
5/31/2017	$12,003	$11,300
6/30/2017	$12,092	$11,370
7/31/2017	$12,401	$11,604
8/31/2017	$12,442	$11,640
9/30/2017	$12,846	$11,880
10/31/2017	$13,319	$12,157
11/30/2017	$13,724	$12,530
12/31/2017	$13,840	$12,669
1/31/2018	$14,729	$13,395
2/28/2018	$14,127	$12,901
3/31/2018	$13,770	$12,573
4/30/2018	$13,826	$12,621
5/31/2018	$14,239	$12,925
6/30/2018	$14,190	$13,005
7/31/2018	$14,652	$13,489
8/31/2018	$15,136	$13,928
9/30/2018	$15,059	$14,008
10/31/2018	$13,826	$13,050
11/30/2018	$13,987	$13,316
12/31/2018	$12,688	$12,114
1/31/2019	$13,732	$13,085
2/28/2019	$14,170	$13,505
3/31/2019	$14,338	$13,767
4/30/2019	$14,824	$14,324
5/31/2019	$13,596	$13,414
6/30/2019	$14,752	$14,360
7/31/2019	$14,887	$14,566
8/31/2019	$14,457	$14,335
9/30/2019	$14,816	$14,603
10/31/2019	$15,150	$14,920
11/30/2019	$15,900	$15,461
12/31/2019	$16,253	$15,928
1/31/2020	$15,864	$15,922
2/29/2020	$14,406	$14,611
3/31/2020	$12,433	$12,806
4/30/2020	$14,105	$14,448
5/31/2020	$14,902	$15,136
6/30/2020	$14,951	$15,437
7/31/2020	$15,369	$16,308
8/31/2020	$16,117	$17,480
9/30/2020	$15,495	$16,816
10/31/2020	$15,301	$16,369
11/30/2020	$16,953	$18,160
12/31/2020	$17,647	$18,859
1/31/2021	$17,680	$18,668
2/28/2021	$18,423	$19,183
3/31/2021	$19,492	$20,023
4/30/2021	$20,438	$21,092
5/31/2021	$20,685	$21,239
6/30/2021	$20,809	$21,735
7/31/2021	$21,282	$22,251
8/31/2021	$21,923	$22,928
9/30/2021	$20,764	$21,861
10/31/2021	$22,171	$23,393
11/30/2021	$22,103	$23,231
12/31/2021	$23,205	$24,272
1/31/2022	$22,162	$23,016
2/28/2022	$21,930	$22,327
3/31/2022	$22,239	$23,156
4/30/2022	$20,424	$21,137
5/31/2022	$20,758	$21,175
6/30/2022	$18,737	$19,427
7/31/2022	$20,591	$21,219
8/31/2022	$19,818	$20,353
9/30/2022	$18,106	$18,479
10/31/2022	$20,205	$19,975
11/30/2022	$21,286	$21,091
12/31/2022	$19,997	$19,876
1/31/2023	$21,110	$21,125
2/28/2023	$20,821	$20,610
3/31/2023	$21,269	$21,366
4/30/2023	$21,443	$21,700
5/31/2023	$21,327	$21,794
6/30/2023	$23,033	$23,234
7/31/2023	$24,074	$23,980
8/31/2023	$23,554	$23,599
9/30/2023	$22,571	$22,473
10/31/2023	$21,906	$22,001
11/30/2023	$23,785	$24,010
12/31/2023	$25,030	$25,101
1/31/2024	$25,488	$25,523
2/29/2024	$26,622	$26,886
3/31/2024	$27,899	$27,751
4/30/2024	$26,638	$26,617
5/31/2024	$27,978	$27,937
6/30/2024	$29,113	$28,939
7/31/2024	$29,286	$29,292
8/31/2024	$29,854	$30,002
9/30/2024	$30,122	$30,643
10/31/2024	$30,390	$30,365
11/30/2024	$32,675	$32,148
12/31/2024	$31,620	$31,381
1/31/2025	$33,522	$32,255
2/28/2025	$32,082	$31,834
3/31/2025	$29,788	$30,041
4/30/2025	$29,966	$29,837
5/31/2025	$32,064	$31,715
6/30/2025	$34,127	$33,328
7/31/2025	$34,998	$34,076
8/31/2025	$36,012	$34,766
9/30/2025	$36,990	$36,035
10/31/2025	$37,595	$36,879
11/30/2025	$37,488	$36,970
12/31/2025	$37,271	$36,992
1/31/2026	$37,829	$37,529
2/28/2026	$37,887	$37,243
3/31/2026	$36,310	$35,389
4/30/2026	$40,233	$39,102
5/31/2026	$41,771	$41,160
6/30/2026	$42,983	$40,768
7/31/2026	$43,021	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	22.92	15.12	15.71
S&P 500 Index	19.56	12.86	15.08

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,270,546,249
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 4,535,790
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,270,546,249
# of portfolio holdings	52
Portfolio turnover rate	34%
Total advisory fees paid	$4,535,790

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	34.9
Financials	14.8
Health care	11.6
Communication services	8.8
Industrials	8.4
Consumer discretionary	6.6
Energy	5.9
Consumer staples	4.9
Real estate	2.6
Materials	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	5.6
Apple, Inc.	4.6
Broadcom, Inc.	4.5
Microsoft Corp.	4.2
Amazon.com, Inc.	2.5
Valero Energy Corp.	2.5
Arista Networks, Inc.	2.5
Allstate Corp.	2.2
JPMorgan Chase & Co.	2.2
Bristol-Myers Squibb Co.	2.2

Material Fund Change [Text Block]
C000089284
Shareholder Report [Line Items]
Fund Name	Large Cap Core Fund
Class Name	Institutional Class
Trading Symbol	EGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$75	0.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended July 31, 2026. Over the period, the U.S. equity market advanced. Domestic small-cap stocks outperformed domestic large-cap stocks.

Changes to the Fund’s portfolio were minimal. Characteristics that we typically favor include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main contributor to relative performance, adding value in 8 of 11 sectors. This was primarily due to strong stock selection within the financials, health care, and real estate sectors.

The largest individual contributors were Valero Energy Corp., KLA Corp., and TD SYNNEX Corp. A slight overweight to energy contributed modestly to relative performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Weak stock selection within industrials, communication services, and consumer discretionary detracted from relative performance. The three largest detractors were Pinterest, Inc. (This security was no longer held at the end of the reporting period.), Netflix, Inc., and Atlassian Corp. (This security was no longer held at the end of the reporting period.).

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,046	$10,014
9/30/2016	$10,046	$10,016
10/31/2016	$9,875	$9,833
11/30/2016	$10,630	$10,197
12/31/2016	$10,860	$10,399
1/31/2017	$11,000	$10,596
2/28/2017	$11,472	$11,017
3/31/2017	$11,392	$11,030
4/30/2017	$11,532	$11,143
5/31/2017	$11,658	$11,300
6/30/2017	$11,744	$11,370
7/31/2017	$12,043	$11,604
8/31/2017	$12,090	$11,640
9/30/2017	$12,482	$11,880
10/31/2017	$12,934	$12,157
11/30/2017	$13,326	$12,530
12/31/2017	$13,442	$12,669
1/31/2018	$14,305	$13,395
2/28/2018	$13,720	$12,901
3/31/2018	$13,374	$12,573
4/30/2018	$13,428	$12,621
5/31/2018	$13,829	$12,925
6/30/2018	$13,782	$13,005
7/31/2018	$14,230	$13,489
8/31/2018	$14,699	$13,928
9/30/2018	$14,624	$14,008
10/31/2018	$13,422	$13,050
11/30/2018	$13,585	$13,316
12/31/2018	$12,319	$12,114
1/31/2019	$13,339	$13,085
2/28/2019	$13,757	$13,505
3/31/2019	$13,919	$13,767
4/30/2019	$14,390	$14,324
5/31/2019	$13,200	$13,414
6/30/2019	$14,329	$14,360
7/31/2019	$14,452	$14,566
8/31/2019	$14,043	$14,335
9/30/2019	$14,383	$14,603
10/31/2019	$14,707	$14,920
11/30/2019	$15,434	$15,461
12/31/2019	$15,785	$15,928
1/31/2020	$15,399	$15,922
2/29/2020	$13,985	$14,611
3/31/2020	$12,072	$12,806
4/30/2020	$13,684	$14,448
5/31/2020	$14,466	$15,136
6/30/2020	$14,513	$15,437
7/31/2020	$14,918	$16,308
8/31/2020	$15,644	$17,480
9/30/2020	$15,031	$16,816
10/31/2020	$14,852	$16,369
11/30/2020	$16,454	$18,160
12/31/2020	$17,127	$18,859
1/31/2021	$17,159	$18,668
2/28/2021	$17,868	$19,183
3/31/2021	$18,916	$20,023
4/30/2021	$19,832	$21,092
5/31/2021	$20,072	$21,239
6/30/2021	$20,192	$21,735
7/31/2021	$20,650	$22,251
8/31/2021	$21,272	$22,928
9/30/2021	$20,148	$21,861
10/31/2021	$21,501	$23,393
11/30/2021	$21,446	$23,231
12/31/2021	$22,507	$24,272
1/31/2022	$21,497	$23,016
2/28/2022	$21,285	$22,327
3/31/2022	$21,572	$23,156
4/30/2022	$19,825	$21,137
5/31/2022	$20,137	$21,175
6/30/2022	$18,178	$19,427
7/31/2022	$19,975	$21,219
8/31/2022	$19,226	$20,353
9/30/2022	$17,567	$18,479
10/31/2022	$19,600	$19,975
11/30/2022	$20,648	$21,091
12/31/2022	$19,399	$19,876
1/31/2023	$20,477	$21,125
2/28/2023	$20,183	$20,610
3/31/2023	$20,631	$21,366
4/30/2023	$20,800	$21,700
5/31/2023	$20,688	$21,794
6/30/2023	$22,340	$23,234
7/31/2023	$23,349	$23,980
8/31/2023	$22,845	$23,599
9/30/2023	$21,892	$22,473
10/31/2023	$21,248	$22,001
11/30/2023	$23,069	$24,010
12/31/2023	$24,283	$25,101
1/31/2024	$24,710	$25,523
2/29/2024	$25,809	$26,886
3/31/2024	$27,061	$27,751
4/30/2024	$25,840	$26,617
5/31/2024	$27,137	$27,937
6/30/2024	$28,236	$28,939
7/31/2024	$28,389	$29,292
8/31/2024	$28,953	$30,002
9/30/2024	$29,198	$30,643
10/31/2024	$29,472	$30,365
11/30/2024	$31,686	$32,148
12/31/2024	$30,668	$31,381
1/31/2025	$32,508	$32,255
2/28/2025	$31,115	$31,834
3/31/2025	$28,896	$30,041
4/30/2025	$29,068	$29,837
5/31/2025	$31,098	$31,715
6/30/2025	$33,093	$33,328
7/31/2025	$33,936	$34,076
8/31/2025	$34,916	$34,766
9/30/2025	$35,862	$36,035
10/31/2025	$36,447	$36,879
11/30/2025	$36,344	$36,970
12/31/2025	$36,136	$36,992
1/31/2026	$36,656	$37,529
2/28/2026	$36,730	$37,243
3/31/2026	$35,188	$35,389
4/30/2026	$38,997	$39,102
5/31/2026	$40,483	$41,160
6/30/2026	$41,654	$40,768
7/31/2026	$41,691	$40,742

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	22.85	15.09	15.35
S&P 500 Index	19.56	12.86	15.08

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,270,546,249
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 4,535,790
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,270,546,249
# of portfolio holdings	52
Portfolio turnover rate	34%
Total advisory fees paid	$4,535,790

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	34.9
Financials	14.8
Health care	11.6
Communication services	8.8
Industrials	8.4
Consumer discretionary	6.6
Energy	5.9
Consumer staples	4.9
Real estate	2.6
Materials	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	5.6
Apple, Inc.	4.6
Broadcom, Inc.	4.5
Microsoft Corp.	4.2
Amazon.com, Inc.	2.5
Valero Energy Corp.	2.5
Arista Networks, Inc.	2.5
Allstate Corp.	2.2
JPMorgan Chase & Co.	2.2
Bristol-Myers Squibb Co.	2.2

Material Fund Change [Text Block]
C000092782
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Administrator Class
Trading Symbol	STDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$95	0.94%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments dominated, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Security selection within industrials contributed, led by Quanta Services, Inc., and Howmet Aerospace, Inc., which benefited from long-term electrification trends and strong growth within aerospace demand, respectively. In contrast, relative underweights to select mega-cap technology and health care companies, including Apple, Inc., Alphabet, Inc., and Eli Lilly & Co. detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Administrator Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$9,944	$9,950	$10,026
9/30/2016	$9,940	$9,987	$10,041
10/31/2016	$9,689	$9,752	$9,824
11/30/2016	$9,769	$9,964	$10,264
12/31/2016	$9,694	$10,088	$10,464
1/31/2017	$10,131	$10,428	$10,661
2/28/2017	$10,497	$10,861	$11,057
3/31/2017	$10,622	$10,986	$11,065
4/30/2017	$10,929	$11,238	$11,182
5/31/2017	$11,281	$11,530	$11,297
6/30/2017	$11,149	$11,500	$11,399
7/31/2017	$11,475	$11,805	$11,614
8/31/2017	$11,661	$12,022	$11,636
9/30/2017	$11,902	$12,178	$11,920
10/31/2017	$12,414	$12,650	$12,180
11/30/2017	$12,775	$13,034	$12,550
12/31/2017	$12,901	$13,135	$12,675
1/31/2018	$14,085	$14,066	$13,343
2/28/2018	$13,869	$13,697	$12,851
3/31/2018	$13,517	$13,321	$12,593
4/30/2018	$13,581	$13,368	$12,641
5/31/2018	$14,264	$13,954	$12,998
6/30/2018	$14,334	$14,088	$13,083
7/31/2018	$14,703	$14,502	$13,517
8/31/2018	$15,361	$15,295	$13,992
9/30/2018	$15,546	$15,380	$14,015
10/31/2018	$13,942	$14,005	$12,983
11/30/2018	$14,163	$14,154	$13,243
12/31/2018	$12,999	$12,937	$12,011
1/31/2019	$14,259	$14,099	$13,042
2/28/2019	$14,900	$14,604	$13,500
3/31/2019	$15,271	$15,020	$13,697
4/30/2019	$16,167	$15,698	$14,244
5/31/2019	$15,213	$14,707	$13,323
6/30/2019	$16,105	$15,717	$14,258
7/31/2019	$16,342	$16,071	$14,470
8/31/2019	$15,992	$15,948	$14,175
9/30/2019	$16,003	$15,950	$14,424
10/31/2019	$16,170	$16,400	$14,735
11/30/2019	$16,840	$17,128	$15,295
12/31/2019	$17,268	$17,644	$15,736
1/31/2020	$17,824	$18,039	$15,719
2/29/2020	$16,599	$16,810	$14,432
3/31/2020	$14,634	$15,157	$12,447
4/30/2020	$16,984	$17,399	$14,096
5/31/2020	$18,305	$18,567	$14,850
6/30/2020	$18,849	$19,376	$15,189
7/31/2020	$20,203	$20,867	$16,052
8/31/2020	$22,008	$23,020	$17,215
9/30/2020	$20,967	$21,937	$16,588
10/31/2020	$20,191	$21,192	$16,230
11/30/2020	$22,096	$23,362	$18,204
12/31/2020	$22,844	$24,436	$19,023
1/31/2021	$22,180	$24,255	$18,939
2/28/2021	$22,798	$24,250	$19,531
3/31/2021	$22,776	$24,666	$20,231
4/30/2021	$24,338	$26,345	$21,273
5/31/2021	$23,829	$25,980	$21,371
6/30/2021	$25,057	$27,610	$21,898
7/31/2021	$25,735	$28,520	$22,268
8/31/2021	$26,518	$29,586	$22,903
9/30/2021	$24,951	$27,929	$21,875
10/31/2021	$26,500	$30,348	$23,355
11/30/2021	$26,133	$30,534	$22,999
12/31/2021	$26,447	$31,180	$23,905
1/31/2022	$23,767	$28,504	$22,498
2/28/2022	$22,940	$27,293	$21,932
3/31/2022	$23,534	$28,361	$22,643
4/30/2022	$20,339	$24,936	$20,611
5/31/2022	$19,910	$24,356	$20,583
6/30/2022	$18,347	$22,427	$18,861
7/31/2022	$20,402	$25,118	$20,631
8/31/2022	$19,417	$23,948	$19,861
9/30/2022	$17,584	$21,620	$18,019
10/31/2022	$18,458	$22,884	$19,497
11/30/2022	$19,576	$23,927	$20,515
12/31/2022	$18,271	$22,095	$19,313
1/31/2023	$19,576	$23,936	$20,644
2/28/2023	$19,247	$23,652	$20,161
3/31/2023	$20,564	$25,269	$20,700
4/30/2023	$21,017	$25,518	$20,921
5/31/2023	$21,728	$26,681	$21,002
6/30/2023	$23,192	$28,506	$22,436
7/31/2023	$23,668	$29,466	$23,240
8/31/2023	$23,574	$29,202	$22,792
9/30/2023	$22,292	$27,614	$21,706
10/31/2023	$22,134	$27,220	$21,131
11/30/2023	$24,708	$30,188	$23,101
12/31/2023	$25,689	$31,524	$24,326
1/31/2024	$26,996	$32,311	$24,596
2/29/2024	$29,087	$34,515	$25,927
3/31/2024	$29,610	$35,123	$26,764
4/30/2024	$28,055	$33,633	$25,586
5/31/2024	$29,659	$35,647	$26,795
6/30/2024	$31,821	$38,050	$27,625
7/31/2024	$30,634	$37,403	$28,138
8/31/2024	$31,609	$38,182	$28,751
9/30/2024	$32,323	$39,264	$29,345
10/31/2024	$32,217	$39,134	$29,130
11/30/2024	$34,216	$41,672	$31,068
12/31/2024	$33,444	$42,040	$30,118
1/31/2025	$34,471	$42,871	$31,069
2/28/2025	$33,210	$41,331	$30,473
3/31/2025	$30,540	$37,849	$28,696
4/30/2025	$31,139	$38,520	$28,503
5/31/2025	$34,010	$41,928	$30,310
6/30/2025	$36,607	$44,601	$31,850
7/31/2025	$38,014	$46,285	$32,551
8/31/2025	$38,022	$46,803	$33,305
9/30/2025	$39,203	$49,289	$34,454
10/31/2025	$40,052	$51,079	$35,193
11/30/2025	$38,984	$50,154	$35,289
12/31/2025	$38,298	$49,843	$35,282
1/31/2026	$37,663	$49,089	$35,829
2/28/2026	$36,927	$47,441	$35,659
3/31/2026	$34,819	$44,970	$33,886
4/30/2026	$39,277	$50,319	$37,343
5/31/2026	$40,611	$53,943	$39,235
6/30/2026	$39,258	$52,498	$39,115
7/31/2026	$39,072	$50,001	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	2.76	8.71	14.60
Russell 1000® Growth Index	8.03	11.88	17.46
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 925,925,222
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 5,323,719
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$925,925,222
# of portfolio holdings	39
Portfolio turnover rate	33%
Total advisory fees paid	$5,323,719

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	47.5
Industrials	14.4
Communication services	13.1
Consumer discretionary	9.7
Health care	8.4
Financials	6.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	10.8
Apple, Inc.	7.4
Alphabet, Inc. Class A	7.3
Broadcom, Inc.	6.1
Microsoft Corp.	4.9
Amazon.com, Inc.	3.4
General Electric Co.	3.3
Meta Platforms, Inc. Class A	3.1
Micron Technology, Inc.	2.8
Visa, Inc. Class A	2.7

Material Fund Change [Text Block]
C000092780
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class A
Trading Symbol	STAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$98	0.97%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments dominated, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Security selection within industrials contributed, led by Quanta Services, Inc., and Howmet Aerospace, Inc., which benefited from long-term electrification trends and strong growth within aerospace demand, respectively. In contrast, relative underweights to select mega-cap technology and health care companies, including Apple, Inc., Alphabet, Inc., and Eli Lilly & Co. detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2016	$9,425	$10,000	$10,000
8/31/2016	$9,372	$9,950	$10,026
9/30/2016	$9,366	$9,987	$10,041
10/31/2016	$9,130	$9,752	$9,824
11/30/2016	$9,204	$9,964	$10,264
12/31/2016	$9,132	$10,088	$10,464
1/31/2017	$9,544	$10,428	$10,661
2/28/2017	$9,887	$10,861	$11,057
3/31/2017	$10,003	$10,986	$11,065
4/30/2017	$10,290	$11,238	$11,182
5/31/2017	$10,622	$11,530	$11,297
6/30/2017	$10,497	$11,500	$11,399
7/31/2017	$10,801	$11,805	$11,614
8/31/2017	$10,975	$12,022	$11,636
9/30/2017	$11,202	$12,178	$11,920
10/31/2017	$11,682	$12,650	$12,180
11/30/2017	$12,021	$13,034	$12,550
12/31/2017	$12,138	$13,135	$12,675
1/31/2018	$13,249	$14,066	$13,343
2/28/2018	$13,045	$13,697	$12,851
3/31/2018	$12,712	$13,321	$12,593
4/30/2018	$12,773	$13,368	$12,641
5/31/2018	$13,414	$13,954	$12,998
6/30/2018	$13,478	$14,088	$13,083
7/31/2018	$13,823	$14,502	$13,517
8/31/2018	$14,440	$15,295	$13,992
9/30/2018	$14,613	$15,380	$14,015
10/31/2018	$13,106	$14,005	$12,983
11/30/2018	$13,310	$14,154	$13,243
12/31/2018	$12,215	$12,937	$12,011
1/31/2019	$13,398	$14,099	$13,042
2/28/2019	$13,998	$14,604	$13,500
3/31/2019	$14,345	$15,020	$13,697
4/30/2019	$15,185	$15,698	$14,244
5/31/2019	$14,286	$14,707	$13,323
6/30/2019	$15,126	$15,717	$14,258
7/31/2019	$15,344	$16,071	$14,470
8/31/2019	$15,015	$15,948	$14,175
9/30/2019	$15,022	$15,950	$14,424
10/31/2019	$15,178	$16,400	$14,735
11/30/2019	$15,806	$17,128	$15,295
12/31/2019	$16,210	$17,644	$15,736
1/31/2020	$16,729	$18,039	$15,719
2/29/2020	$15,580	$16,810	$14,432
3/31/2020	$13,731	$15,157	$12,447
4/30/2020	$15,935	$17,399	$14,096
5/31/2020	$17,176	$18,567	$14,850
6/30/2020	$17,684	$19,376	$15,189
7/31/2020	$18,952	$20,867	$16,052
8/31/2020	$20,644	$23,020	$17,215
9/30/2020	$19,666	$21,937	$16,588
10/31/2020	$18,937	$21,192	$16,230
11/30/2020	$20,721	$23,362	$18,204
12/31/2020	$21,423	$24,436	$19,023
1/31/2021	$20,796	$24,255	$18,939
2/28/2021	$21,375	$24,250	$19,531
3/31/2021	$21,353	$24,666	$20,231
4/30/2021	$22,816	$26,345	$21,273
5/31/2021	$22,334	$25,980	$21,371
6/30/2021	$23,486	$27,610	$21,898
7/31/2021	$24,117	$28,520	$22,268
8/31/2021	$24,849	$29,586	$22,903
9/30/2021	$23,381	$27,929	$21,875
10/31/2021	$24,827	$30,348	$23,355
11/30/2021	$24,485	$30,534	$22,999
12/31/2021	$24,772	$31,180	$23,905
1/31/2022	$22,261	$28,504	$22,498
2/28/2022	$21,488	$27,293	$21,932
3/31/2022	$22,042	$28,361	$22,643
4/30/2022	$19,048	$24,936	$20,611
5/31/2022	$18,646	$24,356	$20,583
6/30/2022	$17,177	$22,427	$18,861
7/31/2022	$19,104	$25,118	$20,631
8/31/2022	$18,179	$23,948	$19,861
9/30/2022	$16,460	$21,620	$18,019
10/31/2022	$17,279	$22,884	$19,497
11/30/2022	$18,321	$23,927	$20,515
12/31/2022	$17,100	$22,095	$19,313
1/31/2023	$18,321	$23,936	$20,644
2/28/2023	$18,010	$23,652	$20,161
3/31/2023	$19,238	$25,269	$20,700
4/30/2023	$19,662	$25,518	$20,921
5/31/2023	$20,324	$26,681	$21,002
6/30/2023	$21,687	$28,506	$22,436
7/31/2023	$22,134	$29,466	$23,240
8/31/2023	$22,043	$29,202	$22,792
9/30/2023	$20,844	$27,614	$21,706
10/31/2023	$20,697	$27,220	$21,131
11/30/2023	$23,095	$30,188	$23,101
12/31/2023	$24,009	$31,524	$24,326
1/31/2024	$25,233	$32,311	$24,596
2/29/2024	$27,182	$34,515	$25,927
3/31/2024	$27,675	$35,123	$26,764
4/30/2024	$26,211	$33,633	$25,586
5/31/2024	$27,709	$35,647	$26,795
6/30/2024	$29,726	$38,050	$27,625
7/31/2024	$28,625	$37,403	$28,138
8/31/2024	$29,535	$38,182	$28,751
9/30/2024	$30,205	$39,264	$29,345
10/31/2024	$30,095	$39,134	$29,130
11/30/2024	$31,962	$41,672	$31,068
12/31/2024	$31,243	$42,040	$30,118
1/31/2025	$32,195	$42,871	$31,069
2/28/2025	$31,015	$41,331	$30,473
3/31/2025	$28,528	$37,849	$28,696
4/30/2025	$29,087	$38,520	$28,503
5/31/2025	$31,762	$41,928	$30,310
6/30/2025	$34,194	$44,601	$31,850
7/31/2025	$35,508	$46,285	$32,551
8/31/2025	$35,516	$46,803	$33,305
9/30/2025	$36,610	$49,289	$34,454
10/31/2025	$37,413	$51,079	$35,193
11/30/2025	$36,413	$50,154	$35,289
12/31/2025	$35,767	$49,843	$35,282
1/31/2026	$35,182	$49,089	$35,829
2/28/2026	$34,488	$47,441	$35,659
3/31/2026	$32,515	$44,970	$33,886
4/30/2026	$36,689	$50,319	$37,343
5/31/2026	$37,922	$53,943	$39,235
6/30/2026	$36,653	$52,498	$39,115
7/31/2026	$36,489	$50,001	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.74	8.63	14.50
Class A with Load	(3.17)	7.36	13.82
Russell 1000® Growth Index	8.03	11.88	17.46
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 925,925,222
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 5,323,719
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$925,925,222
# of portfolio holdings	39
Portfolio turnover rate	33%
Total advisory fees paid	$5,323,719

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	47.5
Industrials	14.4
Communication services	13.1
Consumer discretionary	9.7
Health care	8.4
Financials	6.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	10.8
Apple, Inc.	7.4
Alphabet, Inc. Class A	7.3
Broadcom, Inc.	6.1
Microsoft Corp.	4.9
Amazon.com, Inc.	3.4
General Electric Co.	3.3
Meta Platforms, Inc. Class A	3.1
Micron Technology, Inc.	2.8
Visa, Inc. Class A	2.7

Material Fund Change [Text Block]
C000120071
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	STFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments dominated, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Security selection within industrials contributed, led by Quanta Services, Inc., and Howmet Aerospace, Inc., which benefited from long-term electrification trends and strong growth within aerospace demand, respectively. In contrast, relative underweights to select mega-cap technology and health care companies, including Apple, Inc., Alphabet, Inc., and Eli Lilly & Co. detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 1000® Growth Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$9,947	$9,950	$10,026
9/30/2016	$9,944	$9,987	$10,041
10/31/2016	$9,697	$9,752	$9,824
11/30/2016	$9,778	$9,964	$10,264
12/31/2016	$9,708	$10,088	$10,464
1/31/2017	$10,147	$10,428	$10,661
2/28/2017	$10,516	$10,861	$11,057
3/31/2017	$10,645	$10,986	$11,065
4/30/2017	$10,953	$11,238	$11,182
5/31/2017	$11,309	$11,530	$11,297
6/30/2017	$11,181	$11,500	$11,399
7/31/2017	$11,509	$11,805	$11,614
8/31/2017	$11,698	$12,022	$11,636
9/30/2017	$11,944	$12,178	$11,920
10/31/2017	$12,459	$12,650	$12,180
11/30/2017	$12,826	$13,034	$12,550
12/31/2017	$12,954	$13,135	$12,675
1/31/2018	$14,149	$14,066	$13,343
2/28/2018	$13,933	$13,697	$12,851
3/31/2018	$13,582	$13,321	$12,593
4/30/2018	$13,654	$13,368	$12,641
5/31/2018	$14,342	$13,954	$12,998
6/30/2018	$14,417	$14,088	$13,083
7/31/2018	$14,790	$14,502	$13,517
8/31/2018	$15,456	$15,295	$13,992
9/30/2018	$15,647	$15,380	$14,015
10/31/2018	$14,038	$14,005	$12,983
11/30/2018	$14,262	$14,154	$13,243
12/31/2018	$13,092	$12,937	$12,011
1/31/2019	$14,366	$14,099	$13,042
2/28/2019	$15,014	$14,604	$13,500
3/31/2019	$15,394	$15,020	$13,697
4/30/2019	$16,299	$15,698	$14,244
5/31/2019	$15,340	$14,707	$13,323
6/30/2019	$16,245	$15,717	$14,258
7/31/2019	$16,485	$16,071	$14,470
8/31/2019	$16,138	$15,948	$14,175
9/30/2019	$16,152	$15,950	$14,424
10/31/2019	$16,324	$16,400	$14,735
11/30/2019	$17,008	$17,128	$15,295
12/31/2019	$17,444	$17,644	$15,736
1/31/2020	$18,011	$18,039	$15,719
2/29/2020	$16,775	$16,810	$14,432
3/31/2020	$14,791	$15,157	$12,447
4/30/2020	$17,173	$17,399	$14,096
5/31/2020	$18,515	$18,567	$14,850
6/30/2020	$19,070	$19,376	$15,189
7/31/2020	$20,447	$20,867	$16,052
8/31/2020	$22,277	$23,020	$17,215
9/30/2020	$21,227	$21,937	$16,588
10/31/2020	$20,451	$21,192	$16,230
11/30/2020	$22,380	$23,362	$18,204
12/31/2020	$23,147	$24,436	$19,023
1/31/2021	$22,479	$24,255	$18,939
2/28/2021	$23,111	$24,250	$19,531
3/31/2021	$23,093	$24,666	$20,231
4/30/2021	$24,685	$26,345	$21,273
5/31/2021	$24,174	$25,980	$21,371
6/30/2021	$25,429	$27,610	$21,898
7/31/2021	$26,124	$28,520	$22,268
8/31/2021	$26,923	$29,586	$22,903
9/30/2021	$25,340	$27,929	$21,875
10/31/2021	$26,918	$30,348	$23,355
11/30/2021	$26,555	$30,534	$22,999
12/31/2021	$26,876	$31,180	$23,905
1/31/2022	$24,159	$28,504	$22,498
2/28/2022	$23,323	$27,293	$21,932
3/31/2022	$23,937	$28,361	$22,643
4/30/2022	$20,688	$24,936	$20,611
5/31/2022	$20,260	$24,356	$20,583
6/30/2022	$18,672	$22,427	$18,861
7/31/2022	$20,771	$25,118	$20,631
8/31/2022	$19,770	$23,948	$19,861
9/30/2022	$17,909	$21,620	$18,019
10/31/2022	$18,806	$22,884	$19,497
11/30/2022	$19,951	$23,927	$20,515
12/31/2022	$18,624	$22,095	$19,313
1/31/2023	$19,963	$23,936	$20,644
2/28/2023	$19,632	$23,652	$20,161
3/31/2023	$20,976	$25,269	$20,700
4/30/2023	$21,449	$25,518	$20,921
5/31/2023	$22,177	$26,681	$21,002
6/30/2023	$23,675	$28,506	$22,436
7/31/2023	$24,170	$29,466	$23,240
8/31/2023	$24,079	$29,202	$22,792
9/30/2023	$22,775	$27,614	$21,706
10/31/2023	$22,622	$27,220	$21,131
11/30/2023	$25,258	$30,188	$23,101
12/31/2023	$26,264	$31,524	$24,326
1/31/2024	$27,611	$32,311	$24,596
2/29/2024	$29,757	$34,515	$25,927
3/31/2024	$30,299	$35,123	$26,764
4/30/2024	$28,715	$33,633	$25,586
5/31/2024	$30,367	$35,647	$26,795
6/30/2024	$32,587	$38,050	$27,625
7/31/2024	$31,382	$37,403	$28,138
8/31/2024	$32,391	$38,182	$28,751
9/30/2024	$33,136	$39,264	$29,345
10/31/2024	$33,027	$39,134	$29,130
11/30/2024	$35,093	$41,672	$31,068
12/31/2024	$34,314	$42,040	$30,118
1/31/2025	$35,374	$42,871	$31,069
2/28/2025	$34,084	$41,331	$30,473
3/31/2025	$31,358	$37,849	$28,696
4/30/2025	$31,980	$38,520	$28,503
5/31/2025	$34,936	$41,928	$30,310
6/30/2025	$37,616	$44,601	$31,850
7/31/2025	$39,067	$46,285	$32,551
8/31/2025	$39,090	$46,803	$33,305
9/30/2025	$40,311	$49,289	$34,454
10/31/2025	$41,202	$51,079	$35,193
11/30/2025	$40,119	$50,154	$35,289
12/31/2025	$39,421	$49,843	$35,282
1/31/2026	$38,783	$49,089	$35,829
2/28/2026	$38,030	$47,441	$35,659
3/31/2026	$35,869	$44,970	$33,886
4/30/2026	$40,480	$50,319	$37,343
5/31/2026	$41,863	$53,943	$39,235
6/30/2026	$40,471	$52,498	$39,115
7/31/2026	$40,296	$50,001	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	3.13	9.05	14.95
Russell 1000® Growth Index	8.03	11.88	17.46
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 925,925,222
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 5,323,719
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$925,925,222
# of portfolio holdings	39
Portfolio turnover rate	33%
Total advisory fees paid	$5,323,719

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	47.5
Industrials	14.4
Communication services	13.1
Consumer discretionary	9.7
Health care	8.4
Financials	6.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	10.8
Apple, Inc.	7.4
Alphabet, Inc. Class A	7.3
Broadcom, Inc.	6.1
Microsoft Corp.	4.9
Amazon.com, Inc.	3.4
General Electric Co.	3.3
Meta Platforms, Inc. Class A	3.1
Micron Technology, Inc.	2.8
Visa, Inc. Class A	2.7

Material Fund Change [Text Block]
C000092779
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	STNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$71	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments dominated, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Security selection within industrials contributed, led by Quanta Services, Inc., and Howmet Aerospace, Inc., which benefited from long-term electrification trends and strong growth within aerospace demand, respectively. In contrast, relative underweights to select mega-cap technology and health care companies, including Apple, Inc., Alphabet, Inc., and Eli Lilly & Co. detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$9,947	$9,950	$10,026
9/30/2016	$9,944	$9,987	$10,041
10/31/2016	$9,696	$9,752	$9,824
11/30/2016	$9,775	$9,964	$10,264
12/31/2016	$9,703	$10,088	$10,464
1/31/2017	$10,143	$10,428	$10,661
2/28/2017	$10,511	$10,861	$11,057
3/31/2017	$10,637	$10,986	$11,065
4/30/2017	$10,946	$11,238	$11,182
5/31/2017	$11,300	$11,530	$11,297
6/30/2017	$11,169	$11,500	$11,399
7/31/2017	$11,498	$11,805	$11,614
8/31/2017	$11,685	$12,022	$11,636
9/30/2017	$11,931	$12,178	$11,920
10/31/2017	$12,445	$12,650	$12,180
11/30/2017	$12,810	$13,034	$12,550
12/31/2017	$12,939	$13,135	$12,675
1/31/2018	$14,126	$14,066	$13,343
2/28/2018	$13,910	$13,697	$12,851
3/31/2018	$13,562	$13,321	$12,593
4/30/2018	$13,628	$13,368	$12,641
5/31/2018	$14,317	$13,954	$12,998
6/30/2018	$14,389	$14,088	$13,083
7/31/2018	$14,760	$14,502	$13,517
8/31/2018	$15,425	$15,295	$13,992
9/30/2018	$15,613	$15,380	$14,015
10/31/2018	$14,005	$14,005	$12,983
11/30/2018	$14,229	$14,154	$13,243
12/31/2018	$13,061	$12,937	$12,011
1/31/2019	$14,330	$14,099	$13,042
2/28/2019	$14,975	$14,604	$13,500
3/31/2019	$15,352	$15,020	$13,697
4/30/2019	$16,256	$15,698	$14,244
5/31/2019	$15,298	$14,707	$13,323
6/30/2019	$16,198	$15,717	$14,258
7/31/2019	$16,439	$16,071	$14,470
8/31/2019	$16,091	$15,948	$14,175
9/30/2019	$16,102	$15,950	$14,424
10/31/2019	$16,274	$16,400	$14,735
11/30/2019	$16,951	$17,128	$15,295
12/31/2019	$17,383	$17,644	$15,736
1/31/2020	$17,950	$18,039	$15,719
2/29/2020	$16,717	$16,810	$14,432
3/31/2020	$14,738	$15,157	$12,447
4/30/2020	$17,111	$17,399	$14,096
5/31/2020	$18,447	$18,567	$14,850
6/30/2020	$18,995	$19,376	$15,189
7/31/2020	$20,367	$20,867	$16,052
8/31/2020	$22,188	$23,020	$17,215
9/30/2020	$21,139	$21,937	$16,588
10/31/2020	$20,363	$21,192	$16,230
11/30/2020	$22,286	$23,362	$18,204
12/31/2020	$23,047	$24,436	$19,023
1/31/2021	$22,377	$24,255	$18,939
2/28/2021	$23,006	$24,250	$19,531
3/31/2021	$22,988	$24,666	$20,231
4/30/2021	$24,570	$26,345	$21,273
5/31/2021	$24,058	$25,980	$21,371
6/30/2021	$25,303	$27,610	$21,898
7/31/2021	$25,990	$28,520	$22,268
8/31/2021	$26,786	$29,586	$22,903
9/30/2021	$25,213	$27,929	$21,875
10/31/2021	$26,777	$30,348	$23,355
11/30/2021	$26,413	$30,534	$22,999
12/31/2021	$26,735	$31,180	$23,905
1/31/2022	$24,029	$28,504	$22,498
2/28/2022	$23,196	$27,293	$21,932
3/31/2022	$23,801	$28,361	$22,643
4/30/2022	$20,573	$24,936	$20,611
5/31/2022	$20,143	$24,356	$20,583
6/30/2022	$18,565	$22,427	$18,861
7/31/2022	$20,645	$25,118	$20,631
8/31/2022	$19,652	$23,948	$19,861
9/30/2022	$17,799	$21,620	$18,019
10/31/2022	$18,689	$22,884	$19,497
11/30/2022	$19,828	$23,927	$20,515
12/31/2022	$18,507	$22,095	$19,313
1/31/2023	$19,834	$23,936	$20,644
2/28/2023	$19,502	$23,652	$20,161
3/31/2023	$20,840	$25,269	$20,700
4/30/2023	$21,303	$25,518	$20,921
5/31/2023	$22,030	$26,681	$21,002
6/30/2023	$23,511	$28,506	$22,436
7/31/2023	$23,997	$29,466	$23,240
8/31/2023	$23,906	$29,202	$22,792
9/30/2023	$22,613	$27,614	$21,706
10/31/2023	$22,453	$27,220	$21,131
11/30/2023	$25,066	$30,188	$23,101
12/31/2023	$26,065	$31,524	$24,326
1/31/2024	$27,401	$32,311	$24,596
2/29/2024	$29,527	$34,515	$25,927
3/31/2024	$30,066	$35,123	$26,764
4/30/2024	$28,484	$33,633	$25,586
5/31/2024	$30,120	$35,647	$26,795
6/30/2024	$32,322	$38,050	$27,625
7/31/2024	$31,129	$37,403	$28,138
8/31/2024	$32,124	$38,182	$28,751
9/30/2024	$32,860	$39,264	$29,345
10/31/2024	$32,751	$39,134	$29,130
11/30/2024	$34,796	$41,672	$31,068
12/31/2024	$34,018	$42,040	$30,118
1/31/2025	$35,064	$42,871	$31,069
2/28/2025	$33,786	$41,331	$30,473
3/31/2025	$31,083	$37,849	$28,696
4/30/2025	$31,695	$38,520	$28,503
5/31/2025	$34,622	$41,928	$30,310
6/30/2025	$37,279	$44,601	$31,850
7/31/2025	$38,712	$46,285	$32,551
8/31/2025	$38,735	$46,803	$33,305
9/30/2025	$39,944	$49,289	$34,454
10/31/2025	$40,819	$51,079	$35,193
11/30/2025	$39,742	$50,154	$35,289
12/31/2025	$39,046	$49,843	$35,282
1/31/2026	$38,408	$49,089	$35,829
2/28/2026	$37,665	$47,441	$35,659
3/31/2026	$35,523	$44,970	$33,886
4/30/2026	$40,081	$50,319	$37,343
5/31/2026	$41,444	$53,943	$39,235
6/30/2026	$40,063	$52,498	$39,115
7/31/2026	$39,886	$50,001	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.01	8.94	14.84
Russell 1000® Growth Index	8.03	11.88	17.46
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 925,925,222
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 5,323,719
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$925,925,222
# of portfolio holdings	39
Portfolio turnover rate	33%
Total advisory fees paid	$5,323,719

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	47.5
Industrials	14.4
Communication services	13.1
Consumer discretionary	9.7
Health care	8.4
Financials	6.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	10.8
Apple, Inc.	7.4
Alphabet, Inc. Class A	7.3
Broadcom, Inc.	6.1
Microsoft Corp.	4.9
Amazon.com, Inc.	3.4
General Electric Co.	3.3
Meta Platforms, Inc. Class A	3.1
Micron Technology, Inc.	2.8
Visa, Inc. Class A	2.7

Material Fund Change [Text Block]
C000089291
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Administrator Class
Trading Symbol	WFPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$101	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments continued to dominate, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Select stocks within information technology contributed, led by Micron Technology, Inc., and SanDisk Corp., which benefited as AI-driven demand fueled sharp growth in earnings. In contrast, relative underweights to select mega-cap technology companies, including Apple, Inc. and Alphabet, Inc., detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Administrator Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$9,946	$9,950	$10,026
9/30/2016	$9,980	$9,987	$10,041
10/31/2016	$9,649	$9,752	$9,824
11/30/2016	$9,696	$9,964	$10,264
12/31/2016	$9,594	$10,088	$10,464
1/31/2017	$10,073	$10,428	$10,661
2/28/2017	$10,454	$10,861	$11,057
3/31/2017	$10,589	$10,986	$11,065
4/30/2017	$10,963	$11,238	$11,182
5/31/2017	$11,345	$11,530	$11,297
6/30/2017	$11,263	$11,500	$11,399
7/31/2017	$11,614	$11,805	$11,614
8/31/2017	$11,787	$12,022	$11,636
9/30/2017	$11,974	$12,178	$11,920
10/31/2017	$12,430	$12,650	$12,180
11/30/2017	$12,759	$13,034	$12,550
12/31/2017	$12,865	$13,135	$12,675
1/31/2018	$14,016	$14,066	$13,343
2/28/2018	$13,776	$13,697	$12,851
3/31/2018	$13,537	$13,321	$12,593
4/30/2018	$13,575	$13,368	$12,641
5/31/2018	$14,246	$13,954	$12,998
6/30/2018	$14,399	$14,088	$13,083
7/31/2018	$14,716	$14,502	$13,517
8/31/2018	$15,521	$15,295	$13,992
9/30/2018	$15,665	$15,380	$14,015
10/31/2018	$14,035	$14,005	$12,983
11/30/2018	$14,256	$14,154	$13,243
12/31/2018	$12,991	$12,937	$12,011
1/31/2019	$14,312	$14,099	$13,042
2/28/2019	$15,070	$14,604	$13,500
3/31/2019	$15,391	$15,020	$13,697
4/30/2019	$16,253	$15,698	$14,244
5/31/2019	$15,529	$14,707	$13,323
6/30/2019	$16,425	$15,717	$14,258
7/31/2019	$16,632	$16,071	$14,470
8/31/2019	$16,425	$15,948	$14,175
9/30/2019	$16,149	$15,950	$14,424
10/31/2019	$16,356	$16,400	$14,735
11/30/2019	$17,091	$17,128	$15,295
12/31/2019	$17,317	$17,644	$15,736
1/31/2020	$17,988	$18,039	$15,719
2/29/2020	$16,795	$16,810	$14,432
3/31/2020	$14,497	$15,157	$12,447
4/30/2020	$16,895	$17,399	$14,096
5/31/2020	$18,261	$18,567	$14,850
6/30/2020	$19,019	$19,376	$15,189
7/31/2020	$20,460	$20,867	$16,052
8/31/2020	$21,938	$23,020	$17,215
9/30/2020	$21,218	$21,937	$16,588
10/31/2020	$20,932	$21,192	$16,230
11/30/2020	$23,193	$23,362	$18,204
12/31/2020	$24,169	$24,436	$19,023
1/31/2021	$23,862	$24,255	$18,939
2/28/2021	$24,866	$24,250	$19,531
3/31/2021	$24,461	$24,666	$20,231
4/30/2021	$26,050	$26,345	$21,273
5/31/2021	$25,186	$25,980	$21,371
6/30/2021	$26,775	$27,610	$21,898
7/31/2021	$27,625	$28,520	$22,268
8/31/2021	$28,462	$29,586	$22,903
9/30/2021	$27,040	$27,929	$21,875
10/31/2021	$29,075	$30,348	$23,355
11/30/2021	$27,737	$30,534	$22,999
12/31/2021	$27,504	$31,180	$23,905
1/31/2022	$24,184	$28,504	$22,498
2/28/2022	$23,745	$27,293	$21,932
3/31/2022	$23,973	$28,361	$22,643
4/30/2022	$20,777	$24,936	$20,611
5/31/2022	$20,268	$24,356	$20,583
6/30/2022	$18,775	$22,427	$18,861
7/31/2022	$21,005	$25,118	$20,631
8/31/2022	$20,074	$23,948	$19,861
9/30/2022	$18,107	$21,620	$18,019
10/31/2022	$18,828	$22,884	$19,497
11/30/2022	$19,583	$23,927	$20,515
12/31/2022	$18,195	$22,095	$19,313
1/31/2023	$19,635	$23,936	$20,644
2/28/2023	$19,231	$23,652	$20,161
3/31/2023	$20,285	$25,269	$20,700
4/30/2023	$20,408	$25,518	$20,921
5/31/2023	$20,988	$26,681	$21,002
6/30/2023	$22,463	$28,506	$22,436
7/31/2023	$22,867	$29,466	$23,240
8/31/2023	$22,568	$29,202	$22,792
9/30/2023	$21,281	$27,614	$21,706
10/31/2023	$20,899	$27,220	$21,131
11/30/2023	$23,333	$30,188	$23,101
12/31/2023	$24,213	$31,524	$24,326
1/31/2024	$25,319	$32,311	$24,596
2/29/2024	$27,578	$34,515	$25,927
3/31/2024	$28,192	$35,123	$26,764
4/30/2024	$26,743	$33,633	$25,586
5/31/2024	$28,315	$35,647	$26,795
6/30/2024	$29,690	$38,050	$27,625
7/31/2024	$29,002	$37,403	$28,138
8/31/2024	$30,377	$38,182	$28,751
9/30/2024	$31,335	$39,264	$29,345
10/31/2024	$31,581	$39,134	$29,130
11/30/2024	$34,454	$41,672	$31,068
12/31/2024	$33,241	$42,040	$30,118
1/31/2025	$34,374	$42,871	$31,069
2/28/2025	$32,834	$41,331	$30,473
3/31/2025	$29,754	$37,849	$28,696
4/30/2025	$30,684	$38,520	$28,503
5/31/2025	$34,112	$41,928	$30,310
6/30/2025	$37,047	$44,601	$31,850
7/31/2025	$38,209	$46,285	$32,551
8/31/2025	$38,180	$46,803	$33,305
9/30/2025	$39,749	$49,289	$34,454
10/31/2025	$40,330	$51,079	$35,193
11/30/2025	$39,517	$50,154	$35,289
12/31/2025	$38,721	$49,843	$35,282
1/31/2026	$37,927	$49,089	$35,829
2/28/2026	$37,700	$47,441	$35,659
3/31/2026	$35,091	$44,970	$33,886
4/30/2026	$39,855	$50,319	$37,343
5/31/2026	$40,876	$53,943	$39,235
6/30/2026	$41,519	$52,498	$39,115
7/31/2026	$38,683	$50,001	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	1.24	6.97	14.49
Russell 1000® Growth Index	8.03	11.88	17.46
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,264,422,517
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 8,745,841
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,264,422,517
# of portfolio holdings	63
Portfolio turnover rate	82%
Total advisory fees paid	$8,745,841

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.8
Industrials	20.0
Consumer discretionary	10.2
Communication services	9.7
Health care	9.0
Financials	4.0
Consumer staples	2.8
Energy	1.4
Materials	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	8.7
Alphabet, Inc. Class A	6.7
Apple, Inc.	5.9
Broadcom, Inc.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.2
Amazon.com, Inc.	2.4
Comfort Systems USA, Inc.	2.2
Eli Lilly & Co.	2.2
Quanta Services, Inc.	2.1
UL Solutions, Inc. Class A	1.9

Material Fund Change [Text Block]
C000089286
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Class A
Trading Symbol	EKJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$109	1.08%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments continued to dominate, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Select stocks within information technology contributed, led by Micron Technology, Inc., and SanDisk Corp., which benefited as AI-driven demand fueled sharp growth in earnings. In contrast, relative underweights to select mega-cap technology companies, including Apple, Inc. and Alphabet, Inc., detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2016	$9,422	$10,000	$10,000
8/31/2016	$9,371	$9,950	$10,026
9/30/2016	$9,403	$9,987	$10,041
10/31/2016	$9,089	$9,752	$9,824
11/30/2016	$9,127	$9,964	$10,264
12/31/2016	$9,036	$10,088	$10,464
1/31/2017	$9,485	$10,428	$10,661
2/28/2017	$9,841	$10,861	$11,057
3/31/2017	$9,969	$10,986	$11,065
4/30/2017	$10,318	$11,238	$11,182
5/31/2017	$10,682	$11,530	$11,297
6/30/2017	$10,603	$11,500	$11,399
7/31/2017	$10,931	$11,805	$11,614
8/31/2017	$11,088	$12,022	$11,636
9/30/2017	$11,266	$12,178	$11,920
10/31/2017	$11,694	$12,650	$12,180
11/30/2017	$12,007	$13,034	$12,550
12/31/2017	$12,101	$13,135	$12,675
1/31/2018	$13,182	$14,066	$13,343
2/28/2018	$12,963	$13,697	$12,851
3/31/2018	$12,734	$13,321	$12,593
4/30/2018	$12,770	$13,368	$12,641
5/31/2018	$13,393	$13,954	$12,998
6/30/2018	$13,531	$14,088	$13,083
7/31/2018	$13,833	$14,502	$13,517
8/31/2018	$14,584	$15,295	$13,992
9/30/2018	$14,721	$15,380	$14,015
10/31/2018	$13,192	$14,005	$12,983
11/30/2018	$13,402	$14,154	$13,243
12/31/2018	$12,213	$12,937	$12,011
1/31/2019	$13,447	$14,099	$13,042
2/28/2019	$14,152	$14,604	$13,500
3/31/2019	$14,460	$15,020	$13,697
4/30/2019	$15,264	$15,698	$14,244
5/31/2019	$14,592	$14,707	$13,323
6/30/2019	$15,429	$15,717	$14,258
7/31/2019	$15,628	$16,071	$14,470
8/31/2019	$15,429	$15,948	$14,175
9/30/2019	$15,165	$15,950	$14,424
10/31/2019	$15,363	$16,400	$14,735
11/30/2019	$16,046	$17,128	$15,295
12/31/2019	$16,263	$17,644	$15,736
1/31/2020	$16,884	$18,039	$15,719
2/29/2020	$15,762	$16,810	$14,432
3/31/2020	$13,603	$15,157	$12,447
4/30/2020	$15,858	$17,399	$14,096
5/31/2020	$17,135	$18,567	$14,850
6/30/2020	$17,850	$19,376	$15,189
7/31/2020	$19,187	$20,867	$16,052
8/31/2020	$20,583	$23,020	$17,215
9/30/2020	$19,903	$21,937	$16,588
10/31/2020	$19,628	$21,192	$16,230
11/30/2020	$21,752	$23,362	$18,204
12/31/2020	$22,665	$24,436	$19,023
1/31/2021	$22,370	$24,255	$18,939
2/28/2021	$23,310	$24,250	$19,531
3/31/2021	$22,934	$24,666	$20,231
4/30/2021	$24,411	$26,345	$21,273
5/31/2021	$23,619	$25,980	$21,371
6/30/2021	$25,096	$27,610	$21,898
7/31/2021	$25,888	$28,520	$22,268
8/31/2021	$26,667	$29,586	$22,903
9/30/2021	$25,337	$27,929	$21,875
10/31/2021	$27,244	$30,348	$23,355
11/30/2021	$25,982	$30,534	$22,999
12/31/2021	$25,753	$31,180	$23,905
1/31/2022	$22,651	$28,504	$22,498
2/28/2022	$22,242	$27,293	$21,932
3/31/2022	$22,464	$28,361	$22,643
4/30/2022	$19,447	$24,936	$20,611
5/31/2022	$18,987	$24,356	$20,583
6/30/2022	$17,572	$22,427	$18,861
7/31/2022	$19,669	$25,118	$20,631
8/31/2022	$18,799	$23,948	$19,861
9/30/2022	$16,959	$21,620	$18,019
10/31/2022	$17,623	$22,884	$19,497
11/30/2022	$18,322	$23,927	$20,515
12/31/2022	$17,027	$22,095	$19,313
1/31/2023	$18,373	$23,936	$20,644
2/28/2023	$17,981	$23,652	$20,161
3/31/2023	$18,970	$25,269	$20,700
4/30/2023	$19,089	$25,518	$20,921
5/31/2023	$19,634	$26,681	$21,002
6/30/2023	$21,015	$28,506	$22,436
7/31/2023	$21,390	$29,466	$23,240
8/31/2023	$21,117	$29,202	$22,792
9/30/2023	$19,903	$27,614	$21,706
10/31/2023	$19,550	$27,220	$21,131
11/30/2023	$21,827	$30,188	$23,101
12/31/2023	$22,648	$31,524	$24,326
1/31/2024	$23,689	$32,311	$24,596
2/29/2024	$25,770	$34,515	$25,927
3/31/2024	$26,350	$35,123	$26,764
4/30/2024	$24,995	$33,633	$25,586
5/31/2024	$26,471	$35,647	$26,795
6/30/2024	$27,754	$38,050	$27,625
7/31/2024	$27,125	$37,403	$28,138
8/31/2024	$28,383	$38,182	$28,751
9/30/2024	$29,278	$39,264	$29,345
10/31/2024	$29,496	$39,134	$29,130
11/30/2024	$32,182	$41,672	$31,068
12/31/2024	$31,029	$42,040	$30,118
1/31/2025	$32,099	$42,871	$31,069
2/28/2025	$30,682	$41,331	$30,473
3/31/2025	$27,790	$37,849	$28,696
4/30/2025	$28,658	$38,520	$28,503
5/31/2025	$31,867	$41,928	$30,310
6/30/2025	$34,615	$44,601	$31,850
7/31/2025	$35,685	$46,285	$32,551
8/31/2025	$35,656	$46,803	$33,305
9/30/2025	$37,102	$49,289	$34,454
10/31/2025	$37,651	$51,079	$35,193
11/30/2025	$36,899	$50,154	$35,289
12/31/2025	$36,164	$49,843	$35,282
1/31/2026	$35,396	$49,089	$35,829
2/28/2026	$35,204	$47,441	$35,659
3/31/2026	$32,747	$44,970	$33,886
4/30/2026	$37,200	$50,319	$37,343
5/31/2026	$38,160	$53,943	$39,235
6/30/2026	$38,736	$52,498	$39,115
7/31/2026	$36,087	$50,001	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	1.13	6.87	14.37
Class A with Load	(4.67)	5.61	13.69
Russell 1000® Growth Index	8.03	11.88	17.46
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,264,422,517
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 8,745,841
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,264,422,517
# of portfolio holdings	63
Portfolio turnover rate	82%
Total advisory fees paid	$8,745,841

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.8
Industrials	20.0
Consumer discretionary	10.2
Communication services	9.7
Health care	9.0
Financials	4.0
Consumer staples	2.8
Energy	1.4
Materials	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	8.7
Alphabet, Inc. Class A	6.7
Apple, Inc.	5.9
Broadcom, Inc.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.2
Amazon.com, Inc.	2.4
Comfort Systems USA, Inc.	2.2
Eli Lilly & Co.	2.2
Quanta Services, Inc.	2.1
UL Solutions, Inc. Class A	1.9

Material Fund Change [Text Block]
C000120086
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Class R6
Trading Symbol	EKJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$66	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments continued to dominate, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Select stocks within information technology contributed, led by Micron Technology, Inc., and SanDisk Corp., which benefited as AI-driven demand fueled sharp growth in earnings. In contrast, relative underweights to select mega-cap technology companies, including Apple, Inc. and Alphabet, Inc., detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class R6	Russell 1000® Growth Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$9,947	$9,950	$10,026
9/30/2016	$9,987	$9,987	$10,041
10/31/2016	$9,655	$9,752	$9,824
11/30/2016	$9,702	$9,964	$10,264
12/31/2016	$9,608	$10,088	$10,464
1/31/2017	$10,092	$10,428	$10,661
2/28/2017	$10,474	$10,861	$11,057
3/31/2017	$10,614	$10,986	$11,065
4/30/2017	$10,988	$11,238	$11,182
5/31/2017	$11,377	$11,530	$11,297
6/30/2017	$11,303	$11,500	$11,399
7/31/2017	$11,648	$11,805	$11,614
8/31/2017	$11,832	$12,022	$11,636
9/30/2017	$12,023	$12,178	$11,920
10/31/2017	$12,478	$12,650	$12,180
11/30/2017	$12,815	$13,034	$12,550
12/31/2017	$12,928	$13,135	$12,675
1/31/2018	$14,087	$14,066	$13,343
2/28/2018	$13,853	$13,697	$12,851
3/31/2018	$13,610	$13,321	$12,593
4/30/2018	$13,657	$13,368	$12,641
5/31/2018	$14,330	$13,954	$12,998
6/30/2018	$14,488	$14,088	$13,083
7/31/2018	$14,825	$14,502	$13,517
8/31/2018	$15,628	$15,295	$13,992
9/30/2018	$15,777	$15,380	$14,015
10/31/2018	$14,143	$14,005	$12,983
11/30/2018	$14,376	$14,154	$13,243
12/31/2018	$13,109	$12,937	$12,011
1/31/2019	$14,432	$14,099	$13,042
2/28/2019	$15,199	$14,604	$13,500
3/31/2019	$15,533	$15,020	$13,697
4/30/2019	$16,411	$15,698	$14,244
5/31/2019	$15,688	$14,707	$13,323
6/30/2019	$16,600	$15,717	$14,258
7/31/2019	$16,811	$16,071	$14,470
8/31/2019	$16,611	$15,948	$14,175
9/30/2019	$16,333	$15,950	$14,424
10/31/2019	$16,544	$16,400	$14,735
11/30/2019	$17,289	$17,128	$15,295
12/31/2019	$17,531	$17,644	$15,736
1/31/2020	$18,202	$18,039	$15,719
2/29/2020	$17,004	$16,810	$14,432
3/31/2020	$14,691	$15,157	$12,447
4/30/2020	$17,124	$17,399	$14,096
5/31/2020	$18,502	$18,567	$14,850
6/30/2020	$19,281	$19,376	$15,189
7/31/2020	$20,743	$20,867	$16,052
8/31/2020	$22,265	$23,020	$17,215
9/30/2020	$21,534	$21,937	$16,588
10/31/2020	$21,246	$21,192	$16,230
11/30/2020	$23,547	$23,362	$18,204
12/31/2020	$24,549	$24,436	$19,023
1/31/2021	$24,241	$24,255	$18,939
2/28/2021	$25,257	$24,250	$19,531
3/31/2021	$24,870	$24,666	$20,231
4/30/2021	$26,487	$26,345	$21,273
5/31/2021	$25,618	$25,980	$21,371
6/30/2021	$27,235	$27,610	$21,898
7/31/2021	$28,104	$28,520	$22,268
8/31/2021	$28,972	$29,586	$22,903
9/30/2021	$27,529	$27,929	$21,875
10/31/2021	$29,614	$30,348	$23,355
11/30/2021	$28,251	$30,534	$22,999
12/31/2021	$28,028	$31,180	$23,905
1/31/2022	$24,662	$28,504	$22,498
2/28/2022	$24,214	$27,293	$21,932
3/31/2022	$24,463	$28,361	$22,643
4/30/2022	$21,195	$24,936	$20,611
5/31/2022	$20,681	$24,356	$20,583
6/30/2022	$19,172	$22,427	$18,861
7/31/2022	$21,461	$25,118	$20,631
8/31/2022	$20,515	$23,948	$19,861
9/30/2022	$18,509	$21,620	$18,019
10/31/2022	$19,238	$22,884	$19,497
11/30/2022	$20,018	$23,927	$20,515
12/31/2022	$18,608	$22,095	$19,313
1/31/2023	$20,084	$23,936	$20,644
2/28/2023	$19,670	$23,652	$20,161
3/31/2023	$20,764	$25,269	$20,700
4/30/2023	$20,897	$25,518	$20,921
5/31/2023	$21,494	$26,681	$21,002
6/30/2023	$23,020	$28,506	$22,436
7/31/2023	$23,434	$29,466	$23,240
8/31/2023	$23,136	$29,202	$22,792
9/30/2023	$21,821	$27,614	$21,706
10/31/2023	$21,445	$27,220	$21,131
11/30/2023	$23,943	$30,188	$23,101
12/31/2023	$24,840	$31,524	$24,326
1/31/2024	$26,009	$32,311	$24,596
2/29/2024	$28,301	$34,515	$25,927
3/31/2024	$28,976	$35,123	$26,764
4/30/2024	$27,470	$33,633	$25,586
5/31/2024	$29,111	$35,647	$26,795
6/30/2024	$30,527	$38,050	$27,625
7/31/2024	$29,830	$37,403	$28,138
8/31/2024	$31,246	$38,182	$28,751
9/30/2024	$32,258	$39,264	$29,345
10/31/2024	$32,505	$39,134	$29,130
11/30/2024	$35,472	$41,672	$31,068
12/31/2024	$34,227	$42,040	$30,118
1/31/2025	$35,400	$42,871	$31,069
2/28/2025	$33,836	$41,331	$30,473
3/31/2025	$30,656	$37,849	$28,696
4/30/2025	$31,646	$38,520	$28,503
5/31/2025	$35,191	$41,928	$30,310
6/30/2025	$38,241	$44,601	$31,850
7/31/2025	$39,440	$46,285	$32,551
8/31/2025	$39,414	$46,803	$33,305
9/30/2025	$41,031	$49,289	$34,454
10/31/2025	$41,656	$51,079	$35,193
11/30/2025	$40,848	$50,154	$35,289
12/31/2025	$40,029	$49,843	$35,282
1/31/2026	$39,213	$49,089	$35,829
2/28/2026	$38,985	$47,441	$35,659
3/31/2026	$36,310	$44,970	$33,886
4/30/2026	$41,268	$50,319	$37,343
5/31/2026	$42,312	$53,943	$39,235
6/30/2026	$42,997	$52,498	$39,115
7/31/2026	$40,061	$50,001	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	1.57	7.35	14.89
Russell 1000® Growth Index	8.03	11.88	17.46
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,264,422,517
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 8,745,841
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,264,422,517
# of portfolio holdings	63
Portfolio turnover rate	82%
Total advisory fees paid	$8,745,841

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.8
Industrials	20.0
Consumer discretionary	10.2
Communication services	9.7
Health care	9.0
Financials	4.0
Consumer staples	2.8
Energy	1.4
Materials	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	8.7
Alphabet, Inc. Class A	6.7
Apple, Inc.	5.9
Broadcom, Inc.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.2
Amazon.com, Inc.	2.4
Comfort Systems USA, Inc.	2.2
Eli Lilly & Co.	2.2
Quanta Services, Inc.	2.1
UL Solutions, Inc. Class A	1.9

Material Fund Change [Text Block]
C000089290
Shareholder Report [Line Items]
Fund Name	Premier Large Company Growth Fund
Class Name	Institutional Class
Trading Symbol	EKJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$71	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period that ended on July 31, 2026. The period was a strong but volatile one for U.S. equities. During the first half of the period, economic growth remained positive while inflation eased and consumer strength persisted. In early 2026, a “super cycle” of artificial intelligence (AI)-related investments continued to dominate, with market leadership driven by the race for computing power. This sparked an intense focus on AI capital commitments, prompting concerns about future monetization. The war in Iran elevated geopolitical risk and volatility in market leadership. Despite these headwinds, excitement around AI continued, leading to strong performance across a relatively small group of perceived beneficiaries.

Select stocks within information technology contributed, led by Micron Technology, Inc., and SanDisk Corp., which benefited as AI-driven demand fueled sharp growth in earnings. In contrast, relative underweights to select mega-cap technology companies, including Apple, Inc. and Alphabet, Inc., detracted from returns.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$9,947	$9,950	$10,026
9/30/2016	$9,987	$9,987	$10,041
10/31/2016	$9,655	$9,752	$9,824
11/30/2016	$9,701	$9,964	$10,264
12/31/2016	$9,607	$10,088	$10,464
1/31/2017	$10,085	$10,428	$10,661
2/28/2017	$10,475	$10,861	$11,057
3/31/2017	$10,614	$10,986	$11,065
4/30/2017	$10,982	$11,238	$11,182
5/31/2017	$11,379	$11,530	$11,297
6/30/2017	$11,298	$11,500	$11,399
7/31/2017	$11,644	$11,805	$11,614
8/31/2017	$11,820	$12,022	$11,636
9/30/2017	$12,011	$12,178	$11,920
10/31/2017	$12,474	$12,650	$12,180
11/30/2017	$12,812	$13,034	$12,550
12/31/2017	$12,916	$13,135	$12,675
1/31/2018	$14,077	$14,066	$13,343
2/28/2018	$13,843	$13,697	$12,851
3/31/2018	$13,599	$13,321	$12,593
4/30/2018	$13,646	$13,368	$12,641
5/31/2018	$14,320	$13,954	$12,998
6/30/2018	$14,479	$14,088	$13,083
7/31/2018	$14,807	$14,502	$13,517
8/31/2018	$15,612	$15,295	$13,992
9/30/2018	$15,761	$15,380	$14,015
10/31/2018	$14,123	$14,005	$12,983
11/30/2018	$14,357	$14,154	$13,243
12/31/2018	$13,087	$12,937	$12,011
1/31/2019	$14,414	$14,099	$13,042
2/28/2019	$15,183	$14,604	$13,500
3/31/2019	$15,517	$15,020	$13,697
4/30/2019	$16,387	$15,698	$14,244
5/31/2019	$15,662	$14,707	$13,323
6/30/2019	$16,576	$15,717	$14,258
7/31/2019	$16,788	$16,071	$14,470
8/31/2019	$16,576	$15,948	$14,175
9/30/2019	$16,298	$15,950	$14,424
10/31/2019	$16,520	$16,400	$14,735
11/30/2019	$17,256	$17,128	$15,295
12/31/2019	$17,499	$17,644	$15,736
1/31/2020	$18,172	$18,039	$15,719
2/29/2020	$16,970	$16,810	$14,432
3/31/2020	$14,663	$15,157	$12,447
4/30/2020	$17,090	$17,399	$14,096
5/31/2020	$18,472	$18,567	$14,850
6/30/2020	$19,242	$19,376	$15,189
7/31/2020	$20,696	$20,867	$16,052
8/31/2020	$22,210	$23,020	$17,215
9/30/2020	$21,489	$21,937	$16,588
10/31/2020	$21,201	$21,192	$16,230
11/30/2020	$23,496	$23,362	$18,204
12/31/2020	$24,488	$24,436	$19,023
1/31/2021	$24,180	$24,255	$18,939
2/28/2021	$25,199	$24,250	$19,531
3/31/2021	$24,810	$24,666	$20,231
4/30/2021	$26,419	$26,345	$21,273
5/31/2021	$25,561	$25,980	$21,371
6/30/2021	$27,170	$27,610	$21,898
7/31/2021	$28,029	$28,520	$22,268
8/31/2021	$28,887	$29,586	$22,903
9/30/2021	$27,452	$27,929	$21,875
10/31/2021	$29,531	$30,348	$23,355
11/30/2021	$28,176	$30,534	$22,999
12/31/2021	$27,953	$31,180	$23,905
1/31/2022	$24,586	$28,504	$22,498
2/28/2022	$24,136	$27,293	$21,932
3/31/2022	$24,386	$28,361	$22,643
4/30/2022	$21,136	$24,936	$20,611
5/31/2022	$20,619	$24,356	$20,583
6/30/2022	$19,102	$22,427	$18,861
7/31/2022	$21,386	$25,118	$20,631
8/31/2022	$20,452	$23,948	$19,861
9/30/2022	$18,452	$21,620	$18,019
10/31/2022	$19,185	$22,884	$19,497
11/30/2022	$19,952	$23,927	$20,515
12/31/2022	$18,535	$22,095	$19,313
1/31/2023	$20,019	$23,936	$20,644
2/28/2023	$19,602	$23,652	$20,161
3/31/2023	$20,686	$25,269	$20,700
4/30/2023	$20,819	$25,518	$20,921
5/31/2023	$21,419	$26,681	$21,002
6/30/2023	$22,936	$28,506	$22,436
7/31/2023	$23,353	$29,466	$23,240
8/31/2023	$23,053	$29,202	$22,792
9/30/2023	$21,749	$27,614	$21,706
10/31/2023	$21,371	$27,220	$21,131
11/30/2023	$23,846	$30,188	$23,101
12/31/2023	$24,749	$31,524	$24,326
1/31/2024	$25,905	$32,311	$24,596
2/29/2024	$28,194	$34,515	$25,927
3/31/2024	$28,852	$35,123	$26,764
4/30/2024	$27,356	$33,633	$25,586
5/31/2024	$28,988	$35,647	$26,795
6/30/2024	$30,393	$38,050	$27,625
7/31/2024	$29,713	$37,403	$28,138
8/31/2024	$31,118	$38,182	$28,751
9/30/2024	$32,115	$39,264	$29,345
10/31/2024	$32,365	$39,134	$29,130
11/30/2024	$35,311	$41,672	$31,068
12/31/2024	$34,078	$42,040	$30,118
1/31/2025	$35,263	$42,871	$31,069
2/28/2025	$33,683	$41,331	$30,473
3/31/2025	$30,523	$37,849	$28,696
4/30/2025	$31,497	$38,520	$28,503
5/31/2025	$35,026	$41,928	$30,310
6/30/2025	$38,055	$44,601	$31,850
7/31/2025	$39,266	$46,285	$32,551
8/31/2025	$39,214	$46,803	$33,305
9/30/2025	$40,847	$49,289	$34,454
10/31/2025	$41,452	$51,079	$35,193
11/30/2025	$40,636	$50,154	$35,289
12/31/2025	$39,836	$49,843	$35,282
1/31/2026	$39,042	$49,089	$35,829
2/28/2026	$38,810	$47,441	$35,659
3/31/2026	$36,130	$44,970	$33,886
4/30/2026	$41,060	$50,319	$37,343
5/31/2026	$42,086	$53,943	$39,235
6/30/2026	$42,748	$52,498	$39,115
7/31/2026	$39,836	$50,001	$38,932

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	1.45	7.28	14.82
Russell 1000® Growth Index	8.03	11.88	17.46
Russell 3000® Index	19.60	11.82	14.56

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 1,264,422,517
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 8,745,841
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,264,422,517
# of portfolio holdings	63
Portfolio turnover rate	82%
Total advisory fees paid	$8,745,841

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.8
Industrials	20.0
Consumer discretionary	10.2
Communication services	9.7
Health care	9.0
Financials	4.0
Consumer staples	2.8
Energy	1.4
Materials	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	8.7
Alphabet, Inc. Class A	6.7
Apple, Inc.	5.9
Broadcom, Inc.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.2
Amazon.com, Inc.	2.4
Comfort Systems USA, Inc.	2.2
Eli Lilly & Co.	2.2
Quanta Services, Inc.	2.1
UL Solutions, Inc. Class A	1.9

Material Fund Change [Text Block]